UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)	(Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2020

Item 1. Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Total Bond ETF
Semi-Annual Report
February 29, 2020

See the inside front cover for important information
about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.
Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2020 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4

Fidelity® Corporate Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 29, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 29, 2020
* Foreign investments – 17.3%

5

Fidelity® Limited Term Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 29, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 29, 2020
* Foreign investments – 12.8%

6

Fidelity® Low Duration Bond Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of February 29, 2020
(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury Notes	7.5
JPMorgan Chase & Co.	3.7
The Goldman Sachs Group, Inc.	3.5
Morgan Stanley	3.2
Wells Fargo & Co.	2.9
20.8

Top Five Market Sectors as of February 29, 2020
% of fund's net assets
Financials	62.0
Communication Services	5.0
Energy	3.6
Industrials	3.1
Consumer Discretionary	3.0
Quality Diversification as of February 29, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 29, 2020
* Foreign investments – 29.0%

7

Fidelity® Total Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 29, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 29, 2020
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 10.2%

8

Fidelity® Corporate Bond ETF
Schedule of Investments February 29, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 90.8%
	Principal Amount	Value
COMMUNICATION SERVICES – 6.5%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	$1,468,000	$1,676,273
4.90% 6/15/42	150,000	176,907
5.55% 8/15/41	197,000	255,134
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	725,000	753,761
Verizon Communications, Inc. 4.522% 9/15/48	400,000	515,622
		3,377,697
Media – 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.20% 3/15/28	150,000	162,893
5.375% 5/1/47	474,000	545,404
Comcast Corp.:
4.50% 1/15/43	470,000	588,121
4.95% 10/15/58	330,000	450,898
Cox Communications, Inc. 3.25% 12/15/22 (a)	410,000	426,254
Discovery Communications LLC 4.125% 5/15/29	1,000,000	1,099,657
Fox Corp.:
3.666% 1/25/22 (a)	7,000	7,289
4.03% 1/25/24 (a)	13,000	14,059
4.709% 1/25/29 (a)	19,000	22,279
5.476% 1/25/39 (a)	18,000	23,082
5.576% 1/25/49 (a)	212,000	284,966
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	217,048
The Walt Disney Co.:
3.00% 9/15/22	27,000	28,112
4.75% 11/15/46	176,000	237,874
Time Warner Cable LLC 4.125% 2/15/21	500,000	507,359
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	55,172
5.875% 11/15/40	634,000	758,186
7.30% 7/1/38	150,000	203,639
		5,632,292
Wireless Telecommunication Services – 0.9%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	118,466
Vodafone Group PLC:
4.375% 5/30/28	650,000	747,689

	Principal Amount	Value

5.25% 5/30/48	$400,000	$504,820
		1,370,975
TOTAL COMMUNICATION SERVICES		10,380,964
CONSUMER DISCRETIONARY – 6.1%
Automobiles – 0.9%
General Motors Co.:
5.40% 4/1/48	60,000	60,550
5.95% 4/1/49	120,000	131,351
Volkswagen Group of America Finance LLC:
2.70% 9/26/22 (a)	650,000	664,737
4.75% 11/13/28 (a)	550,000	634,760
		1,491,398
Diversified Consumer Services – 0.5%
Ingersoll-Rand Luxembourg Finance S.A.:
3.50% 3/21/26	250,000	273,055
3.80% 3/21/29	450,000	505,992
		779,047
Hotels, Restaurants & Leisure – 1.7%
Marriott International, Inc. 2.125% 10/3/22	645,000	648,377
McDonald's Corp.:
3.625% 9/1/49	600,000	644,785
4.875% 12/9/45	510,000	647,994
Starbucks Corp.:
3.80% 8/15/25	410,000	452,162
4.45% 8/15/49	250,000	301,917
		2,695,235
Household Durables – 0.9%
DR Horton, Inc.:
2.50% 10/15/24	674,000	697,381
2.55% 12/1/20	97,000	97,682
Lennar Corp. 4.875% 12/15/23	315,000	336,001
Toll Brothers Finance Corp. 4.375% 4/15/23	227,000	236,080
		1,367,144
Multiline Retail – 0.5%
Dollar Tree, Inc. 4.00% 5/15/25	770,000	846,184
Specialty Retail – 1.6%
AutoZone, Inc. 3.125% 4/18/24	550,000	580,129
Lowe's Cos., Inc.:
3.65% 4/5/29	550,000	609,781
4.375% 9/15/45	300,000	352,281
O'Reilly Automotive, Inc.:
3.90% 6/1/29	250,000	284,444

See accompanying notes which are an integral part of the financial statements.
9

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
4.35% 6/1/28	$350,000	$403,598
The Home Depot, Inc. 3.90% 6/15/47	200,000	239,320
		2,469,553
TOTAL CONSUMER DISCRETIONARY		9,648,561
CONSUMER STAPLES – 6.8%
Beverages – 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	400,000	435,987
4.70% 2/1/36	150,000	178,670
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	183,000	215,005
4.90% 2/1/46	698,000	855,426
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/31	250,000	303,721
Molson Coors Brewing Co.:
3.00% 7/15/26	550,000	574,954
5.00% 5/1/42	250,000	282,885
		2,846,648
Food & Staples Retailing – 1.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	139,000	142,937
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	180,000	180,504
2.75% 12/1/22	250,000	257,434
4.78% 3/25/38	208,000	245,306
4.875% 7/20/35	134,000	162,275
5.05% 3/25/48	500,000	615,364
5.125% 7/20/45	147,000	179,127
		1,782,947
Food Products – 1.1%
Conagra Brands, Inc. 4.60% 11/1/25	725,000	811,049
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	850,000	863,813
		1,674,862
Tobacco – 2.8%
Altria Group, Inc.:
2.85% 8/9/22	182,000	186,982
4.25% 8/9/42	55,000	55,999
4.40% 2/14/26	250,000	279,990
4.80% 2/14/29	325,000	371,798

	Principal Amount	Value

BAT Capital Corp.:
2.764% 8/15/22	$500,000	$512,009
3.557% 8/15/27	950,000	1,002,891
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	577,282
4.25% 7/21/25 (a)	250,000	271,727
Reynolds American, Inc.:
4.45% 6/12/25	376,000	415,141
4.85% 9/15/23	750,000	829,552
		4,503,371
TOTAL CONSUMER STAPLES		10,807,828
ENERGY – 8.5%
Energy Equipment & Services – 0.7%
DCP Midstream Operating LP:
3.875% 3/15/23	450,000	447,975
5.125% 5/15/29	365,000	358,612
5.85% 5/21/43 (a)(c)	352,000	316,800
		1,123,387
Oil, Gas & Consumable Fuels – 7.8%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	497,667
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	497,666
4.95% 6/1/47	134,000	159,456
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	293,579
4.25% 4/15/27	722,000	773,957
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	275,000	305,552
ConocoPhillips 6.50% 2/1/39	229,000	335,226
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	267,291
Continental Resources, Inc. 5.00% 9/15/22	145,000	144,752
Enbridge, Inc.:
4.25% 12/1/26	14,000	15,615
5.50% 12/1/46	114,000	152,130
Encana Corp. 7.20% 11/1/31	228,000	273,417
Energy Transfer Operating LP:
4.20% 9/15/23	514,000	550,573
4.95% 6/15/28	48,000	52,895
5.80% 6/15/38	127,000	141,848
6.00% 6/15/48	17,000	19,093
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	206,996
4.90% 5/15/46	155,000	181,261

See accompanying notes which are an integral part of the financial statements.
10

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Hess Corp. 6.00% 1/15/40	$425,000	$475,421
Marathon Petroleum Corp. 4.75% 9/15/44	250,000	286,730
MPLX LP 4.875% 12/1/24	30,000	33,276
Newfield Exploration Co. 5.625% 7/1/24	300,000	326,481
Occidental Petroleum Corp.:
2.60% 8/13/21	29,000	29,370
3 month U.S. LIBOR + 0.950% 2.684% 2/8/21 (b)(c)	96,000	96,576
2.70% 8/15/22	26,000	26,494
2.90% 8/15/24	86,000	87,162
3 month U.S. LIBOR + 1.250% 2.957% 8/13/21 (b)(c)	111,000	111,332
3 month U.S. LIBOR + 1.450% 3.142% 8/15/22 (b)(c)	538,000	539,950
3.20% 8/15/26	12,000	12,218
3.45% 7/15/24	440,000	449,801
4.30% 8/15/39	5,000	4,801
4.40% 8/15/49	405,000	385,320
Ovintiv, Inc. 8.125% 9/15/30	134,000	168,755
Petroleos Mexicanos:
5.35% 2/12/28	394,000	384,938
6.49% 1/23/27 (a)	85,000	89,037
6.50% 3/13/27	200,000	209,250
6.875% 8/4/26	75,000	81,555
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	126,447
3.85% 10/15/23	245,000	255,133
4.65% 10/15/25	300,000	326,818
Spectra Energy Partners LP 3.375% 10/15/26	138,000	148,255
Suncor Energy, Inc. 6.85% 6/1/39	86,000	126,483
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	232,371
4.25% 4/1/24	200,000	214,401
5.40% 10/1/47	96,000	101,772
The Williams Companies., Inc. 5.75% 6/24/44	427,000	506,074
TransCanada PipeLines Ltd. 4.875% 5/15/48	300,000	362,006
Western Midstream Operating LP:
4.05% 2/1/30	989,000	974,227

	Principal Amount	Value

5.375% 6/1/21	$394,000	$405,999
		12,447,427
TOTAL ENERGY		13,570,814
FINANCIALS – 31.0%
Banks – 14.3%
Bank of America Corp.:
2.816% 7/21/23 (c)	1,025,000	1,053,590
2.884% 10/22/30 (c)	500,000	523,357
3.194% 7/23/30 (c)	250,000	267,633
3.458% 3/15/25 (c)	285,000	303,506
3.705% 4/24/28 (c)	222,000	243,035
4.20% 8/26/24	227,000	249,192
4.25% 10/22/26	540,000	602,872
4.45% 3/3/26	50,000	56,438
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	648,610
Barclays PLC:
3.684% 1/10/23	400,000	412,569
4.836% 5/9/28	415,000	459,120
5.088% 6/20/30 (c)	200,000	227,087
BBVA USA 2.875% 6/29/22	500,000	514,783
BPCE SA 4.875% 4/1/26 (a)	500,000	561,731
Citibank N.A. 3.65% 1/23/24	260,000	279,615
Citigroup, Inc.:
2.666% 1/29/31 (c)	500,000	512,712
4.05% 7/30/22	352,000	371,456
4.30% 11/20/26	750,000	830,322
4.40% 6/10/25	1,420,000	1,580,204
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	600,000	636,050
4.35% 8/1/25	129,000	143,645
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	759,246
4.625% 12/1/23	400,000	434,786
Credit Suisse Group AG 2.593% 9/11/25 (a)(c)	351,000	358,347
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	281,994
Danske Bank A/S 3.001% 9/20/22 (a)(c)	650,000	659,606
Fifth Third Bancorp 8.25% 3/1/38	300,000	500,406
HSBC Holdings PLC 4.041% 3/13/28 (c)	300,000	328,669
See accompanying notes which are an integral part of the financial statements.
11

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
JPMorgan Chase & Co.:
4.125% 12/15/26	$264,000	$297,044
4.95% 6/1/45	176,000	236,422
Lloyds Banking Group PLC:
2.858% 3/17/23 (c)	700,000	714,007
2.907% 11/7/23 (c)	500,000	512,038
Royal Bank of Canada 2.55% 7/16/24	700,000	727,832
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	403,631
Santander Holdings USA, Inc.:
3.40% 1/18/23	482,000	502,788
3.50% 6/7/24	450,000	473,206
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	500,000	529,010
Synchrony Bank 3.00% 6/15/22	550,000	565,544
Synovus Financial Corp. 3.125% 11/1/22	351,000	359,698
The Bank of Nova Scotia 4.50% 12/16/25	264,000	298,259
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	650,000	675,670
Wells Fargo & Co.:
2.164% 2/11/26 (c)	745,000	753,938
4.65% 11/4/44	176,000	214,153
Wells Fargo Bank N.A. 2.082% 9/9/22 (c)	650,000	654,976
Zions Bancorp N.A. 3.25% 10/29/29	900,000	943,222
		22,662,019
Capital Markets – 4.8%
Ares Capital Corp.:
4.20% 6/10/24	300,000	318,592
4.25% 3/1/25	352,000	373,855
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	258,483
3.869% 1/12/29 (a)(c)	250,000	271,728
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	632,808
3.50% 11/16/26	170,000	182,777
3.75% 2/25/26	222,000	242,659
4.223% 5/1/29 (c)	350,000	396,903
Morgan Stanley:
2.699% 1/22/31 (c)	900,000	928,245
3.625% 1/20/27	176,000	193,156
4.35% 9/8/26	415,000	464,569
4.431% 1/23/30 (c)	400,000	464,537
4.875% 11/1/22	710,000	768,271

	Principal Amount	Value

5.00% 11/24/25	$500,000	$576,962
S&P Global, Inc.:
2.50% 12/1/29	725,000	742,411
4.00% 6/15/25	142,000	159,656
The Goldman Sachs Group, Inc. 3.75% 5/22/25	134,000	145,026
UBS Group AG 3.126% 8/13/30 (a)(c)	500,000	530,228
		7,650,866
Consumer Finance – 3.2%
Ally Financial, Inc. 4.125% 2/13/22	500,000	519,255
Capital One Financial Corp.:
3.20% 2/5/25	400,000	423,053
3.90% 1/29/24	600,000	642,384
Discover Bank 2.45% 9/12/24	650,000	664,571
Discover Financial Services:
4.50% 1/30/26	48,000	53,448
5.20% 4/27/22	343,000	369,416
Ford Motor Credit Co. LLC:
3.336% 3/18/21	500,000	504,392
3.339% 3/28/22	300,000	303,187
4.063% 11/1/24	350,000	356,650
5.875% 8/2/21	602,000	629,290
Synchrony Financial:
3.75% 8/15/21	550,000	564,279
4.375% 3/19/24	24,000	25,864
		5,055,789
Diversified Financial Services – 5.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	722,972
AIB Group PLC:
4.263% 4/10/25 (a)(c)	250,000	267,355
4.75% 10/12/23 (a)	625,000	680,200
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	625,000	673,916
BNP Paribas S.A. 4.25% 10/15/24	500,000	545,221
Citigroup, Inc. 2.312% 11/4/22 (c)	400,000	403,537
Credit Agricole S.A. 2.375% 1/22/25 (a)	350,000	358,456
Deutsche Bank AG 2.70% 7/13/20	394,000	394,973
GE Capital International Funding Co. Unlimited Co.:
2.342% 11/15/20	250,000	250,682
4.418% 11/15/35	350,000	399,664

See accompanying notes which are an integral part of the financial statements.
12

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
General Motors Financial Co., Inc.:
3.25% 1/5/23	$250,000	$257,631
5.10% 1/17/24	300,000	328,356
HSBC USA, Inc. 5.00% 9/27/20	300,000	305,507
International Lease Finance Corp. 4.625% 4/15/21	352,000	362,525
Mitsubishi UFJ Financial Group, Inc. 3.761% 7/26/23	750,000	801,666
Moody's Corp. 2.75% 12/15/21	11,000	11,267
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	800,000	851,358
Societe Generale S.A. 3.00% 1/22/30 (a)	625,000	635,102
		8,250,388
Insurance – 3.5%
American International Group, Inc.:
4.50% 7/16/44	414,000	507,752
5.75% 4/1/48 (c)	352,000	389,400
Equitable Holdings, Inc.:
3.90% 4/20/23	325,000	345,583
4.35% 4/20/28	500,000	562,265
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	250,000	280,708
Marsh & McLennan Cos., Inc.:
4.05% 10/15/23	210,000	227,032
4.375% 3/15/29	40,000	46,616
4.90% 3/15/49	37,000	49,609
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	372,000	398,946
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	354,506
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	87,601
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	400,000	439,650
Unum Group 4.00% 3/15/24	601,000	651,698
Voya Financial, Inc.:
3.65% 6/15/26	222,000	245,600
4.70% 1/23/48 (c)	362,000	362,206
4.80% 6/15/46	176,000	227,295
5.70% 7/15/43	56,000	79,384

	Principal Amount	Value

Willis North America, Inc. 3.60% 5/15/24	$280,000	$301,535
		5,557,386
TOTAL FINANCIALS		49,176,448
HEALTH CARE – 8.1%
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories 4.75% 11/30/36	177,000	231,424
Allergan Sales LLC 5.00% 12/15/21 (a)	290,000	305,462
DH Europe Finance II Sarl:
2.60% 11/15/29	581,000	602,870
3.40% 11/15/49	700,000	771,971
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	694,000	720,414
		2,632,141
Health Care Providers & Services – 2.1%
Centene Corp.:
4.25% 12/15/27 (a)	140,000	144,032
4.625% 12/15/29 (a)	220,000	235,400
4.75% 1/15/25 (a)	110,000	112,788
Cigna Corp.:
4.125% 11/15/25	925,000	1,029,130
4.375% 10/15/28	315,000	358,279
4.80% 8/15/38	190,000	228,479
4.90% 12/15/48	40,000	49,628
HCA, Inc.:
5.125% 6/15/39	190,000	221,025
5.25% 6/15/49	230,000	267,377
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	399,743
4.75% 7/15/45	198,000	254,299
		3,300,180
Pharmaceuticals – 4.3%
AbbVie, Inc.:
2.95% 11/21/26 (a)	715,000	749,602
4.25% 11/21/49 (a)	700,000	789,149
Allergan Funding SCS 4.55% 3/15/35	141,000	168,330
AstraZeneca PLC 6.45% 9/15/37	300,000	443,479
Bayer US Finance II LLC 4.25% 12/15/25 (a)	327,000	363,997
Bristol-Myers Squibb Co.:
3.20% 6/15/26 (a)	390,000	425,706
3.90% 2/20/28 (a)	500,000	567,926
4.125% 6/15/39 (a)	112,000	136,202
4.25% 10/26/49 (a)	390,000	501,683
See accompanying notes which are an integral part of the financial statements.
13

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Elanco Animal Health, Inc.:
4.662% 8/27/21	$161,000	$168,806
5.022% 8/28/23	514,000	550,539
5.65% 8/28/28	384,000	439,856
Mylan N.V. 3.95% 6/15/26	500,000	543,621
Mylan, Inc. 4.55% 4/15/28	929,000	1,043,546
		6,892,442
TOTAL HEALTH CARE		12,824,763
INDUSTRIALS – 4.5%
Aerospace & Defense – 0.5%
Lockheed Martin Corp. 4.09% 9/15/52	146,000	187,876
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	349,417
4.03% 10/15/47	290,000	345,732
		883,025
Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	160,000	161,592
Airlines – 1.0%
American Airlines Pass Through Trust:
3.70% 4/15/27	632,862	653,928
3.75% 4/15/27	217,334	225,959
3.85% 8/15/29	224,872	233,438
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	105,910
United Airlines Pass Through Trust:
3.50% 11/1/29	199,000	204,174
4.60% 9/1/27	117,611	124,167
		1,547,576
Electrical Equipment – 0.2%
Rockwell Automation, Inc. 3.50% 3/1/29	270,000	307,918
Industrial Conglomerates – 0.6%
Roper Technologies, Inc.:
2.95% 9/15/29	500,000	530,240
3.65% 9/15/23	277,000	296,536
3.80% 12/15/26	61,000	67,792
		894,568
Machinery – 0.4%
Caterpillar, Inc. 3.25% 9/19/49	455,000	495,319

	Principal Amount	Value

Deere & Co. 2.875% 9/7/49	$126,000	$132,150
		627,469
Road & Rail – 1.2%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	500,000	640,132
CSX Corp. 4.75% 11/15/48	600,000	777,268
Union Pacific Corp. 3.75% 2/5/70	400,000	418,177
		1,835,577
Trading Companies & Distributors – 0.5%
Air Lease Corp.:
2.25% 1/15/23	29,000	29,217
3.25% 3/1/25	750,000	784,129
		813,346
TOTAL INDUSTRIALS		7,071,071
INFORMATION TECHNOLOGY – 3.0%
IT Services – 0.5%
Fiserv, Inc. 3.50% 7/1/29	252,000	275,436
International Business Machines Corp. 4.25% 5/15/49	390,000	484,374
The Western Union Co. 2.85% 1/10/25	66,000	67,867
		827,677
Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc. 4.35% 4/1/47	222,000	289,886
Micron Technology, Inc.:
4.185% 2/15/27	550,000	588,829
4.64% 2/6/24	887,000	971,032
		1,849,747
Software – 0.2%
Oracle Corp. 4.30% 7/8/34	225,000	276,626
Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3.75% 9/12/47	250,000	295,454
4.65% 2/23/46	150,000	199,517
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	450,000	482,024
4.42% 6/15/21 (a)	446,000	459,405
6.02% 6/15/26 (a)	334,000	391,157
		1,827,557
TOTAL INFORMATION TECHNOLOGY		4,781,607

See accompanying notes which are an integral part of the financial statements.
14

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – 1.3%
Chemicals – 1.0%
Nutrien Ltd. 4.00% 12/15/26	$350,000	$387,668
The Dow Chemical Co.:
3.625% 5/15/26	390,000	424,559
4.55% 11/30/25	97,000	109,966
The Mosaic Co. 3.25% 11/15/22	400,000	415,926
The Sherwin-Williams Co. 2.75% 6/1/22	194,000	198,595
		1,536,714
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	275,000	329,051
Metals & Mining – 0.1%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	232,500
TOTAL MATERIALS		2,098,265
REAL ESTATE – 5.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	75,000	90,586
American Tower Corp. 2.40% 3/15/25	690,000	708,251
Brixmor Operating Partnership LP 4.125% 5/15/29	85,000	94,910
Camden Property Trust 3.15% 7/1/29	500,000	543,796
Hudson Pacific Properties LP 3.95% 11/1/27	422,000	467,083
Kimco Realty Corp. 3.30% 2/1/25	269,000	288,581
Lexington Realty Trust 4.40% 6/15/24	227,000	240,129
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	500,000	525,817
4.375% 8/1/23	248,000	267,786
4.50% 1/15/25	176,000	191,848
Simon Property Group LP 2.45% 9/13/29	650,000	662,894
SITE Centers Corp. 4.625% 7/15/22	98,000	104,368
Welltower, Inc.:
4.125% 3/15/29	300,000	341,964
4.50% 1/15/24	300,000	329,323
		4,857,336

	Principal Amount	Value

Real Estate Management & Development – 2.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	$500,000	$530,901
Corporate Office Properties LP:
3.60% 5/15/23	176,000	184,522
3.70% 6/15/21	373,000	381,063
Mack-Cali Realty LP 4.50% 4/18/22	227,000	233,930
Tanger Properties LP 3.125% 9/1/26	1,020,000	1,049,447
Ventas Realty LP:
2.65% 1/15/25	65,000	67,608
3.00% 1/15/30	787,000	818,429
		3,265,900
TOTAL REAL ESTATE		8,123,236
UTILITIES – 9.9%
Electric Utilities – 3.8%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,143,000	1,221,175
4.973% 5/1/46	300,000	366,557
DPL, Inc. 7.25% 10/15/21	131,000	135,585
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	116,322
Emera US Finance LP:
3.55% 6/15/26	707,000	767,658
4.75% 6/15/46	300,000	352,386
Exelon Corp.:
3.497% 6/1/22	645,000	669,376
3.95% 6/15/25	30,000	33,091
FirstEnergy Corp. 3.90% 7/15/27	350,000	387,618
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	147,345
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,241
Puget Energy, Inc.:
3.65% 5/15/25	714,000	766,777
5.625% 7/15/22	300,000	323,500
Xcel Energy, Inc. 3.50% 12/1/49	671,000	737,584
		6,077,215
Gas Utilities – 0.6%
Dominion Energy Gas Holdings LLC 3.00% 11/15/29	656,000	685,863
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	214,890
		900,753
See accompanying notes which are an integral part of the financial statements.
15

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.4%
AIA Group Ltd. 3.60% 4/9/29 (a)	$650,000	$706,420
Multi-Utilities – 5.1%
Ameren Corp. 2.50% 9/15/24	1,000,000	1,030,167
Dominion Energy, Inc.:
2.715% 8/15/21	155,000	157,476
3.071% 8/15/24	750,000	787,323
4.104% 4/1/21	222,000	227,912
4.25% 6/1/28	525,000	598,819
Duke Energy Corp. 4.20% 6/15/49	375,000	444,234
Edison International 3.55% 11/15/24	725,000	769,111
Nevada Power Co. 3.70% 5/1/29	260,000	294,616
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	650,000	678,643
3.25% 4/1/26	750,000	801,282
NiSource, Inc.:
2.65% 11/17/22	127,000	129,993
3.49% 5/15/27	176,000	191,610
4.80% 2/15/44	200,000	242,937
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	101,746
Sempra Energy:
3.75% 11/15/25	1,000,000	1,091,711
3.80% 2/1/38	280,000	313,768
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	215,498
		8,076,846
TOTAL UTILITIES		15,761,234
TOTAL NONCONVERTIBLE BONDS (Cost $135,347,007)		144,244,791
U.S. Treasury Obligations – 5.4%

U.S. Treasury Bonds 2.50% 2/15/46 (Cost $7,361,384)	7,329,000	8,594,970
Municipal Securities – 0.3%
	Principal Amount	Value
State of California 7.550% 4/1/39 (Cost $420,944)	$280,000	$480,833
Foreign Government and Government Agency Obligations – 0.2%

Qatar Government International Bond 3.375% 3/14/24 (a) (Cost $259,765)	260,000	273,975
Asset-Backed Securities – 0.1%

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $127,065)	127,065	133,688

Money Market Fund – 2.8%
	Shares
Fidelity Cash Central Fund, 1.60% (d) (Cost $4,442,518)	4,441,712	4,442,601
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $147,958,683)		158,170,858
NET OTHER ASSETS (LIABILITIES) – 0.4%		570,201
NET ASSETS – 100.0%		$158,741,059

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,033,092 or 13.9% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$31,694
See accompanying notes which are an integral part of the financial statements.
16

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$144,244,791	$—	$144,244,791	$—
U.S. Treasury Obligations	8,594,970	—	8,594,970	—
Municipal Securities	480,833	—	480,833	—
Foreign Government and Government Agency Obligations	273,975	—	273,975	—
Asset-Backed Securities	133,688	—	133,688	—
Money Market Funds	4,442,601	4,442,601	—	—
Total Investments in Securities:	$158,170,858	$4,442,601	$153,728,257	$—
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	82.3
United Kingdom	3.9
Canada	2.7
Ireland	2.3
Luxembourg	1.5
France	1.3
Switzerland	1.3
Netherlands	1.1
Others (Individually Less Than 1%)	3.2
99.6%
See accompanying notes which are an integral part of the financial statements.
17

Fidelity® Limited Term Bond ETF
Schedule of Investments February 29, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 73.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 6.6%
Diversified Telecommunication Services – 3.5%
AT&T, Inc.:
2.45% 6/30/20	$608,000	$608,586
2.80% 2/17/21	915,000	922,497
3.60% 2/17/23	1,025,000	1,079,492
Verizon Communications, Inc.:
2.946% 3/15/22	100,000	103,165
3.125% 3/16/22	1,386,000	1,438,421
5.15% 9/15/23	1,000,000	1,126,187
		5,278,348
Media – 3.1%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	367,000	369,047
4.464% 7/23/22	1,585,000	1,681,994
Comcast Corp.:
3.70% 4/15/24	1,525,000	1,656,167
3.95% 10/15/25	165,000	184,661
Discovery Communications LLC 2.95% 3/20/23	652,000	674,272
		4,566,141
TOTAL COMMUNICATION SERVICES		9,844,489
CONSUMER DISCRETIONARY – 2.0%
Automobiles – 1.1%
BMW US Capital LLC:
2.70% 4/6/22 (a)	319,000	325,994
3.45% 4/12/23 (a)	209,000	219,824
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	500,000
2.30% 2/12/21 (a)	200,000	200,979
Volkswagen Group of America Finance LLC:
2.40% 5/22/20 (a)	200,000	200,383
4.00% 11/12/21 (a)	200,000	208,232
		1,655,412
Hotels, Restaurants & Leisure – 0.3%
McDonald's Corp. 2.625% 1/15/22	260,000	265,849
Starbucks Corp. 3.80% 8/15/25	126,000	138,957
		404,806
Leisure Products – 0.1%
Hasbro, Inc. 2.60% 11/19/22	152,000	156,396

	Principal Amount	Value

Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	$570,000	$626,396
Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	179,000	187,949
TOTAL CONSUMER DISCRETIONARY		3,030,959
CONSUMER STAPLES – 4.7%
Beverages – 1.6%
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/23	1,159,000	1,217,336
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	236,000	262,607
Molson Coors Brewing Co.:
3.00% 7/15/26	428,000	447,419
3.50% 5/1/22	233,000	242,334
PepsiCo, Inc. 1.70% 10/6/21	144,000	144,736
		2,314,432
Food & Staples Retailing – 0.9%
CVS Health Corp.:
2.80% 7/20/20	90,000	90,261
3.35% 3/9/21	296,000	300,821
3.70% 3/9/23	905,000	956,482
		1,347,564
Food Products – 0.3%
Conagra Brands, Inc. 3.80% 10/22/21	338,000	351,347
The JM Smucker Co. 2.50% 3/15/20	145,000	145,010
		496,357
Tobacco – 1.9%
Altria Group, Inc.:
2.85% 8/9/22	313,000	321,568
3.49% 2/14/22	231,000	239,264
3.80% 2/14/24	124,000	133,145
BAT Capital Corp. 3.222% 8/15/24	530,000	556,535
BAT International Finance PLC 3.50% 6/15/22 (a)	260,000	269,696
Imperial Brands Finance PLC:
2.95% 7/21/20 (a)	500,000	502,073
3.125% 7/26/24 (a)	250,000	258,232
3.75% 7/21/22 (a)	200,000	208,980
Philip Morris International, Inc.:
2.625% 2/18/22	93,000	95,094

See accompanying notes which are an integral part of the financial statements.
18

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
2.875% 5/1/24	$252,000	$264,533
		2,849,120
TOTAL CONSUMER STAPLES		7,007,473
ENERGY – 6.7%
Oil, Gas & Consumable Fuels – 6.7%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,113,000	1,143,858
Cenovus Energy, Inc.:
3.00% 8/15/22	452,000	465,607
3.80% 9/15/23	209,000	221,294
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	41,105
Energy Transfer Operating LP:
2.90% 5/15/25	242,000	246,855
4.20% 9/15/23	276,000	295,638
4.50% 4/15/24	193,000	209,092
Enterprise Products Operating LLC:
2.80% 2/15/21	460,000	464,729
2.85% 4/15/21	413,000	418,515
Kinder Morgan Energy Partners LP 3.50% 9/1/23	310,000	324,180
Kinder Morgan, Inc. 3.15% 1/15/23	277,000	287,401
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	52,000	52,191
3.375% 3/15/23	357,000	373,511
4.50% 7/15/23	231,000	249,437
Newfield Exploration Co. 5.625% 7/1/24	99,000	107,739
Occidental Petroleum Corp.:
2.60% 8/13/21	34,000	34,433
2.70% 8/15/22	30,000	30,570
2.90% 8/15/24	281,000	284,798
3.125% 2/15/22	66,000	67,548
3 month U.S. LIBOR + 1.450% 3.142% 8/15/22 (b)(c)	126,000	126,457
3.20% 8/15/26	224,000	228,064
4.85% 3/15/21	525,000	538,746
Petrobras Global Finance BV 5.299% 1/27/25	313,000	341,503
Petroleos Mexicanos 6.49% 1/23/27 (a)	420,000	439,950
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	954,000	980,732

	Principal Amount	Value

Suncor Energy, Inc. 3.60% 12/1/24	$325,000	$351,301
The Williams Cos., Inc. 3.60% 3/15/22	834,000	860,658
Total Capital International S.A. 2.75% 6/19/21	146,000	148,325
Western Midstream Operating LP:
3 month U.S. LIBOR + 0.850% 2.698% 1/13/23 (b)(c)	101,000	100,606
3.10% 2/1/25	156,000	155,895
5.375% 6/1/21	498,000	513,166
TOTAL ENERGY		10,103,904
FINANCIALS – 30.4%
Banks – 15.2%
Bank of America Corp.:
2.015% 2/13/26 (c)	1,275,000	1,284,830
2.625% 4/19/21	1,512,000	1,530,619
4.20% 8/26/24	322,000	353,480
Barclays PLC:
3.25% 1/12/21	1,203,000	1,219,962
3.932% 5/7/25 (c)	500,000	531,771
BBVA USA:
2.875% 6/29/22	250,000	257,392
3.50% 6/11/21	266,000	272,678
Capital One Bank USA N.A. 2.28% 1/28/26 (c)	350,000	356,077
Capital One N.A. 2.15% 9/6/22	250,000	252,508
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	328,250
Citibank N.A. 3.65% 1/23/24	250,000	268,861
Citigroup, Inc.:
2.65% 10/26/20	56,000	56,358
2.70% 10/27/22	2,025,000	2,084,201
4.40% 6/10/25	346,000	385,036
Citizens Bank N.A. 2.55% 5/13/21	500,000	506,664
Credit Suisse AG 2.10% 11/12/21	250,000	252,489
Credit Suisse Group AG 2.593% 9/11/25 (a)(c)	320,000	326,699
Discover Bank 3.35% 2/6/23	1,000,000	1,048,723
Fifth Third Bancorp 2.875% 7/27/20	101,000	101,397
First Horizon National Corp. 3.50% 12/15/20	111,000	112,457
First Republic Bank 1.912% 2/12/24 (c)	250,000	253,393
See accompanying notes which are an integral part of the financial statements.
19

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
HSBC Holdings PLC 3.803% 3/11/25 (c)	$250,000	$267,535
ING Groep N.V. 3.15% 3/29/22	250,000	257,723
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	475,000	490,599
JPMorgan Chase & Co.:
2.55% 3/1/21	1,503,000	1,515,521
2.75% 6/23/20	269,000	269,699
3.207% 4/1/23 (c)	326,000	336,437
3.22% 3/1/25 (c)	1,000,000	1,056,039
KeyBank N.A. 3.30% 2/1/22	250,000	258,640
KeyCorp 2.90% 9/15/20	469,000	472,551
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	200,000	203,696
Regions Financial Corp. 2.75% 8/14/22	594,000	609,977
Royal Bank of Scotland Group PLC 4.519% 6/25/24 (c)	1,250,000	1,343,373
Santander Holdings USA, Inc. 3.40% 1/18/23	507,000	528,866
Synovus Financial Corp. 3.125% 11/1/22	137,000	140,395
The Huntington National Bank 2.50% 8/7/22	250,000	256,301
Truist Financial Corp. 2.90% 3/3/21	252,000	254,719
Wells Fargo & Co.:
2.164% 2/11/26 (c)	800,000	809,598
2.406% 10/30/25 (c)	964,000	987,436
4.30% 7/22/27	326,000	366,836
Westpac Banking Corp. 4.11% 7/24/34 (c)	196,000	214,540
Zions Bancorp N.A. 3.35% 3/4/22	250,000	257,767
		22,682,093
Capital Markets – 3.5%
Credit Suisse Group AG 3.574% 1/9/23 (a)	750,000	775,449
Morgan Stanley:
2.50% 4/21/21	70,000	70,780
2.625% 11/17/21	1,864,000	1,897,563
2.72% 7/22/25 (c)	525,000	543,399
4.875% 11/1/22	46,000	49,775
The Goldman Sachs Group, Inc.:
2.625% 4/25/21	1,412,000	1,428,148

	Principal Amount	Value

3.20% 2/23/23	$498,000	$520,765
		5,285,879
Consumer Finance – 3.6%
Ally Financial, Inc. 5.125% 9/30/24	244,000	270,308
American Honda Finance Corp. 2.15% 3/13/20	140,000	140,002
Capital One Financial Corp. 3.20% 1/30/23	1,375,000	1,427,626
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,515,936
Hyundai Capital America 2.60% 3/19/20 (a)	90,000	90,042
Synchrony Financial:
2.85% 7/25/22	174,000	177,935
4.25% 8/15/24	366,000	393,479
4.375% 3/19/24	571,000	615,348
Toyota Motor Credit Corp. 2.60% 1/11/22	745,000	762,718
		5,393,394
Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	300,000	309,845
4.875% 1/16/24	150,000	163,226
Aon PLC 2.80% 3/15/21	464,000	469,815
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	37,000	37,875
3.95% 7/1/24 (a)	49,000	50,975
Deutsche Bank AG:
3.15% 1/22/21	125,000	126,133
3.30% 11/16/22	1,250,000	1,282,986
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	500,000	501,365
General Motors Financial Co., Inc.:
3.20% 7/13/20	529,000	530,758
3.25% 1/5/23	1,047,000	1,078,958
4.20% 3/1/21	304,000	310,080
Intercontinental Exchange, Inc. 3.45% 9/21/23	177,000	188,844
International Lease Finance Corp. 5.875% 8/15/22	153,000	166,707
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	330,000	333,501
2.623% 7/18/22	250,000	255,845
3.218% 3/7/22	260,000	268,778
Moody's Corp.:
2.625% 1/15/23	519,000	534,093
2.75% 12/15/21	97,000	99,352

See accompanying notes which are an integral part of the financial statements.
20

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
UBS AG 2.45% 12/1/20 (a)	$200,000	$201,202
Washington Prime Group LP 3.85% 4/1/20	123,000	123,000
		7,033,338
Insurance – 3.4%
AIG Global Funding 2.30% 7/1/22 (a)	319,000	322,949
American International Group, Inc.:
3.30% 3/1/21	198,000	200,858
4.20% 4/1/28	260,000	294,556
4.875% 6/1/22	1,126,000	1,199,842
Aon Corp.:
2.20% 11/15/22	397,000	406,193
5.00% 9/30/20	97,000	98,838
Equitable Holdings, Inc. 3.90% 4/20/23	229,000	243,503
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	251,000	261,980
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	465,000	475,911
3.875% 3/15/24	377,000	409,912
4.80% 7/15/21	212,000	220,078
Metropolitan Life Global Funding I 1.95% 1/13/23 (a)	250,000	253,536
Pricoa Global Funding I 2.40% 9/23/24 (a)	317,000	327,397
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	404,000	405,153
		5,120,706
TOTAL FINANCIALS		45,515,410
HEALTH CARE – 6.9%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	142,000	145,403
Health Care Equipment & Supplies – 1.5%
Alcon Finance Corp. 2.75% 9/23/26 (a)	200,000	209,309
Becton Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.836% 12/29/20 (b)(c)	113,000	113,070
2.894% 6/6/22	275,000	282,357
Boston Scientific Corp. 3.45% 3/1/24	394,000	419,815

	Principal Amount	Value

Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	$1,110,000	$1,124,275
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.653% 3/19/21 (b)(c)	129,000	129,025
		2,277,851
Health Care Providers & Services – 1.7%
Anthem, Inc. 2.95% 12/1/22	62,000	63,955
Centene Corp. 4.75% 1/15/25 (a)	107,000	109,713
Cigna Corp.:
3.40% 9/17/21	432,000	443,202
3.75% 7/15/23	116,000	123,492
4.75% 11/15/21 (a)	1,107,000	1,163,169
Express Scripts Holding Co. 2.60% 11/30/20	48,000	48,405
Humana, Inc. 2.50% 12/15/20	152,000	152,974
UnitedHealth Group, Inc. 2.125% 3/15/21	481,000	483,218
		2,588,128
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	260,000	277,477
Pharmaceuticals – 3.4%
AbbVie, Inc.:
2.30% 11/21/22 (a)	214,000	217,572
2.50% 5/14/20	124,000	124,095
Allergan Funding SCS:
3.00% 3/12/20	200,000	200,056
3.45% 3/15/22	969,000	1,003,785
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	511,381
Bristol-Myers Squibb Co.:
2.60% 5/16/22 (a)	251,000	257,496
2.90% 7/26/24 (a)	313,000	329,803
3.20% 6/15/26 (a)	260,000	283,804
Elanco Animal Health, Inc.:
4.662% 8/27/21	204,000	213,891
5.022% 8/28/23	207,000	221,715
GlaxoSmithKline Capital PLC 3.125% 5/14/21	174,000	178,046
Mylan N.V. 3.15% 6/15/21	1,189,000	1,207,937
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	216,078
See accompanying notes which are an integral part of the financial statements.
21

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Zoetis, Inc. 3.45% 11/13/20	$29,000	$29,356
		4,995,015
TOTAL HEALTH CARE		10,283,874
INDUSTRIALS – 3.5%
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	190,000	191,253
Airlines – 0.9%
American Airlines Pass Through Trust 3.85% 8/15/29	277,440	288,007
Delta Air Lines, Inc.:
2.875% 3/13/20	542,000	542,075
2.90% 10/28/24	313,000	315,382
United Airlines Pass Through Trust 3.50% 11/1/29	208,000	213,408
		1,358,872
Building Products – 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	183,000	186,184
Commercial Services & Supplies – 0.2%
Waste Management, Inc. 2.95% 6/15/24	260,000	274,435
Diversified Financial Services – 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	350,000	349,643
Industrial Conglomerates – 0.4%
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	114,000	115,366
Roper Technologies, Inc.:
2.80% 12/15/21	138,000	141,423
3.00% 12/15/20	94,000	94,824
3.65% 9/15/23	166,000	177,708
		529,321
Machinery – 0.7%
John Deere Capital Corp. 2.60% 3/7/24	80,000	83,576
Otis Worldwide Corp.:
2.056% 4/5/25 (a)	350,000	355,626
3 month U.S. LIBOR + 0.450% 2.069% 4/5/23 (a)(b)(c)	185,000	184,905
Wabtec Corp. 4.40% 3/15/24	338,000	366,304
		990,411

	Principal Amount	Value

Trading Companies & Distributors – 0.9%
Air Lease Corp.:
2.50% 3/1/21	$130,000	$130,655
2.625% 7/1/22	782,000	791,781
3.375% 6/1/21	281,000	286,918
4.75% 3/1/20	117,000	117,000
		1,326,354
TOTAL INDUSTRIALS		5,206,473
INFORMATION TECHNOLOGY – 2.6%
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp.:
2.20% 4/1/20	132,000	132,054
3.20% 4/1/24	37,000	39,298
		171,352
IT Services – 0.8%
International Business Machines Corp. 2.85% 5/13/22	300,000	309,229
The Western Union Co. 4.25% 6/9/23	853,000	916,716
		1,225,945
Semiconductors & Semiconductor Equipment – 0.3%
Analog Devices, Inc. 2.85% 3/12/20	148,000	148,042
Micron Technology, Inc. 4.185% 2/15/27	313,000	335,097
		483,139
Software – 0.3%
Oracle Corp. 1.90% 9/15/21	466,000	470,044
Technology Hardware, Storage & Peripherals – 1.1%
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	1,107,000	1,140,272
5.45% 6/15/23 (a)	419,000	461,166
		1,601,438
TOTAL INFORMATION TECHNOLOGY		3,951,918
MATERIALS – 0.4%
Chemicals – 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	127,000	133,451
The Mosaic Co. 3.25% 11/15/22	519,000	539,664
TOTAL MATERIALS		673,115

See accompanying notes which are an integral part of the financial statements.
22

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Boston Properties LP 3.20% 1/15/25	$816,000	$870,779
Brixmor Operating Partnership LP 3.875% 8/15/22	441,000	463,766
Federal Realty Investment Trust 2.55% 1/15/21	121,000	121,934
Healthcare Trust of America Holdings LP 3.50% 8/1/26	30,000	32,508
Omega Healthcare Investors, Inc. 4.375% 8/1/23	320,000	345,530
SBA Tower Trust 2.836% 1/15/25 (a)	137,000	143,627
Simon Property Group LP 2.75% 6/1/23	1,011,000	1,046,516
SITE Centers Corp. 4.625% 7/15/22	37,000	39,404
Welltower, Inc.:
3.625% 3/15/24	209,000	225,008
3.95% 9/1/23	233,000	250,379
		3,539,451
Real Estate Management & Development – 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,618
4.10% 10/1/24	19,000	20,740
Ventas Realty LP:
2.65% 1/15/25	190,000	197,625
3.00% 1/15/30	364,000	378,536
3.125% 6/15/23	226,000	236,687
3.50% 4/15/24	117,000	125,114
		969,320
TOTAL REAL ESTATE		4,508,771
UTILITIES – 6.3%
Electric Utilities – 2.0%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	132,000	132,884
2.80% 1/15/23	153,000	158,793
Cleco Corporate Holdings LLC 3.743% 5/1/26	138,000	147,438
Duke Energy Corp. 1.80% 9/1/21	394,000	396,172
Emera US Finance LP 2.70% 6/15/21	468,000	475,322
Eversource Energy 2.50% 3/15/21	460,000	463,550

	Principal Amount	Value

Exelon Corp.:
2.85% 6/15/20	$94,000	$94,223
3.497% 6/1/22	473,000	490,876
FirstEnergy Corp. 2.05% 3/1/25	152,000	154,117
ITC Holdings Corp. 2.70% 11/15/22	174,000	179,471
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.597% 3/27/20 (b)(c)	104,000	104,050
The Southern Co. 2.35% 7/1/21	152,000	153,051
Xcel Energy, Inc. 2.40% 3/15/21	70,000	70,613
		3,020,560
Multi-Utilities – 4.3%
American Electric Power Co., Inc. 2.15% 11/13/20	482,000	484,038
CenterPoint Energy, Inc. 2.50% 9/1/22	453,000	464,129
Consolidated Edison, Inc. 2.00% 5/15/21	212,000	213,673
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	388,000	400,091
Dominion Energy, Inc.:
2.00% 8/15/21	1,333,000	1,346,062
2.715% 8/15/21	201,000	204,210
DTE Energy Co. 2.25% 11/1/22	313,000	318,228
NiSource, Inc.:
2.65% 11/17/22	139,000	142,276
2.95% 9/1/29	198,000	207,535
3.65% 6/15/23	622,000	656,938
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	153,000	154,666
2.65% 11/15/22	153,000	157,243
Sempra Energy:
2.40% 3/15/20	404,000	404,000
2.85% 11/15/20	128,000	129,104
2.90% 2/1/23	224,000	233,059
Virginia Electric & Power Co. 2.75% 3/15/23	148,000	152,941
WEC Energy Group, Inc.:
3.10% 3/8/22	207,000	213,569
3.375% 6/15/21	520,000	531,861
		6,413,623
TOTAL UTILITIES		9,434,183
TOTAL NONCONVERTIBLE BONDS (Cost $107,315,353)		109,560,569
See accompanying notes which are an integral part of the financial statements.
23

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
U.S. Treasury Obligations – 16.0%
	Principal Amount	Value
U.S. Treasury Bonds 1.75% 11/15/29	$2,000,000	$2,111,719
U.S. Treasury Notes:
1.875% 9/30/22	443,800	455,034
2.125% 3/31/24	2,711,200	2,842,735
2.375% 8/15/24	3,033,600	3,225,570
2.625% 6/30/23 to 2/15/29	9,060,500	9,649,007
2.75% 6/30/25	5,130,000	5,607,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,288,374)		23,891,596
Collateralized Mortgage Obligations – 4.8%

PRIVATE SPONSOR – 3.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	146,066
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	538,396
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	226,740
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 2.579% 10/15/36 (a)(b)(c)	385,982	387,709
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 2.609% 11/15/36 (a)(b)(c)	100,000	99,937
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	137,049
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	140,900
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	316,218	320,260
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	116,312
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	270,096
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	280,470

	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	$770,000	$801,869
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	104,689	106,622
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 2.659% 9/15/29 (a)(b)(c)	121,000	121,037
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	358,192
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	226,000	246,475
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	277,591
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (a)(c)	200,000	201,874
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	302,000	318,129
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(c)	158,753	165,058
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	313,881	318,822
TOTAL PRIVATE SPONSOR		5,579,604
U.S. GOVERNMENT AGENCY – 1.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	80,067	83,229
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	735,702	759,892
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	77,703	78,059
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	81,235	81,623

See accompanying notes which are an integral part of the financial statements.
24

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – continued
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	$279,162	$292,432
Federal National Mortgage Association REMIC Series 2019-59, Class AB 2.50% 10/25/39	271,045	276,695
TOTAL U.S. GOVERNMENT AGENCY		1,571,930
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,048,336)		7,151,534
Asset-Backed Securities – 3.9%

AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	242,811	244,903
American Credit Acceptance Receivables Trust Series 2019-3, Class A 2.44% 12/12/22 (a)	109,030	109,383
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A2A 2.17% 1/18/23	212,000	213,071
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	341,062
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	205,572
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (a)	331,691	334,530
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (a)	236,525	238,275
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class A 2.26% 3/15/28 (a)	350,000	351,259
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (a)	270,000	271,011
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (a)	110,000	111,410
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	249,163
DLL LLC Series 2019-MT3, Class A2 2.13% 1/20/22 (a)	270,000	271,393

	Principal Amount	Value
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (a)	$105,000	$106,314
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	269,214
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	205,808
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	334,119
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	200,963
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	150,000	151,467
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	202,000	205,236
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/25/29 (a)(c)	100,240	99,967
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	33,218	33,231
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (a)	199,403	201,281
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (a)	500,000	504,866
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (a)	96,983	97,451
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24	318,000	322,354
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (a)	156,000	157,999
TOTAL ASSET-BACKED SECURITIES (Cost $5,745,686)		5,831,302
U.S Government Agency - Mortgage Securities – 0.8%

Fannie Mae – 0.5%
4.50% 3/1/39 to 9/1/49	745,035	810,424
Ginnie Mae – 0.2%
4.50% 6/20/48	233,354	247,415
See accompanying notes which are an integral part of the financial statements.
25

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
U.S Government Agency - Mortgage Securities – continued
	Principal Amount	Value
U.S. Government Agency – 0.1%
3.00% 12/1/31	$167,046	$173,289
TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,215,242)		1,231,128
Municipal Securities – 0.5%

New York State Urban Development Corp.:
2.55% 3/15/22	275,000	280,970
2.70% 3/15/23	235,000	243,235
State of California 2.400% 10/1/25	220,000	232,232
TOTAL MUNICIPAL SECURITIES (Cost $731,946)		756,437
Foreign Government and Government Agency Obligations – 0.1%

Mexico Government International Bond 3.250% 4/16/30 (Cost $198,947)	200,000	205,300

Money Market Fund – 1.5%
	Shares	Value
Fidelity Cash Central Fund, 1.60% (d) (Cost $2,334,999)	2,334,540	2,335,007
TOTAL INVESTMENT IN SECURITIES – 100.7% (Cost $147,878,883)		150,962,873
NET OTHER ASSETS (LIABILITIES) – (0.7%)		(1,099,007)
NET ASSETS – 100.0%		$149,863,866

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,569,677 or 13.1% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$10,567
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
26

Investment Valuation
The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$109,560,569	$—	$109,560,569	$—
U.S. Treasury Obligations	23,891,596	—	23,891,596	—
Collateralized Mortgage Obligations	7,151,534	—	7,151,534	—
Asset-Backed Securities	5,831,302	—	5,831,302	—
U.S Government Agency - Mortgage Securities	1,231,128	—	1,231,128	—
Municipal Securities	756,437	—	756,437	—
Foreign Government and Government Agency Obligations	205,300	—	205,300	—
Money Market Funds	2,335,007	2,335,007	—	—
Total Investments in Securities:	$150,962,873	$2,335,007	$148,627,866	$—
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	87.9
United Kingdom	4.0
Ireland	1.6
Canada	1.5
Netherlands	1.2
Switzerland	1.0
Others (Individually Less Than 1%)	3.5
100.7%
See accompanying notes which are an integral part of the financial statements.
27

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 29, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 85.7%
	Principal Amount	Value
COMMUNICATION SERVICES – 5.0%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.:
3 month U.S. LIBOR + 0.750% 2.33% 6/1/21 (a)(b)	$1,720,000	$1,727,970
3 month U.S. LIBOR + 0.950% 2.781% 7/15/21 (a)(b)	2,589,000	2,613,347
3 month U.S. LIBOR + 1.180% 3.067% 6/12/24 (a)(b)	1,490,000	1,507,478
Verizon Communications, Inc.:
3 month U.S. LIBOR + 0.550% 2.233% 5/22/20 (a)(b)	348,000	348,230
3 month U.S. LIBOR + 1.000% 2.894% 3/16/22 (a)(b)	133,000	134,763
		6,331,788
Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 3.413% 2/1/24 (a)(b)	430,000	443,738
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.239% 10/1/20 (a)(b)	341,000	341,665
3 month U.S. LIBOR + 0.440% 2.349% 10/1/21 (a)(b)	704,000	707,137
3 month U.S. LIBOR + 0.630% 2.461% 4/15/24 (a)(b)	180,000	181,804
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.309% 4/1/21 (a)(b)(c)	700,000	701,865
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.190% 2.082% 6/5/20 (a)(b)	146,000	146,056
3 month U.S. LIBOR + 0.390% 2.29% 3/4/22 (a)(b)	798,000	802,654
		3,324,919
Wireless Telecommunication Services – 0.5%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 2.833% 1/16/24 (a)(b)	1,057,000	1,066,817
TOTAL COMMUNICATION SERVICES		10,723,524
CONSUMER DISCRETIONARY – 3.0%
Automobiles – 2.7%
BMW US Capital LLC:
3 month U.S. LIBOR + 0.500% 2.207% 8/13/21 (a)(b)(c)	332,000	333,756
3 month U.S. LIBOR + 0.530% 2.368% 4/14/22 (a)(b)(c)	334,000	336,132

	Principal Amount	Value

Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 2.133% 2/22/21 (a)(b)(c)	$300,000	$300,715
3 month U.S. LIBOR + 0.550% 2.301% 5/4/21 (a)(b)(c)	376,000	377,509
3 month U.S. LIBOR + 0.840% 2.591% 5/4/23 (a)(b)(c)	450,000	452,147
3 month U.S. LIBOR + 0.900% 2.592% 2/15/22 (a)(b)(c)	450,000	454,128
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.790% 2.677% 6/12/20 (a)(b)	200,000	200,101
3 month U.S. LIBOR + 0.880% 2.728% 10/12/21 (a)(b)	600,000	593,346
3 month U.S. LIBOR + 1.080% 2.843% 8/3/22 (a)(b)	200,000	194,736
3 month U.S. LIBOR + 0.930% 2.865% 9/24/20 (a)(b)	999,000	999,378
3 month U.S. LIBOR + 1.235% 2.927% 2/15/23 (a)(b)	600,000	588,000
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.690% 2.651% 9/28/22 (a)(b)(c)	402,000	401,331
3 month U.S. LIBOR + 0.890% 2.738% 1/13/22 (a)(b)(c)	50,000	50,327
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 2.653% 11/12/21 (a)(b)(c)	400,000	403,988
		5,685,594
Hotels, Restaurants & Leisure – 0.1%
McDonald's Corp. 3 month U.S. LIBOR + 0.430% 2.225% 10/28/21 (a)(b)	122,000	122,501
Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 2.64% 1/30/23 (a)(b)	130,000	131,203
Multiline Retail – 0.1%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 2.536% 4/17/20 (a)(b)	316,000	316,036
Specialty Retail – 0.0%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 1.89% 3/1/22 (a)(b)	116,000	116,368
TOTAL CONSUMER DISCRETIONARY		6,371,702

See accompanying notes which are an integral part of the financial statements.
28

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – 2.3%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 2.588% 1/12/24 (a)(b)	$75,000	$75,687
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.392% 11/15/21 (a)(b)	360,000	360,056
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 2.128% 5/2/22 (a)(b)	184,000	184,925
		620,668
Food & Staples Retailing – 1.0%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 2.524% 3/15/21 (a)(b)	318,000	318,310
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 2.55% 9/17/21 (a)(b)	148,000	148,041
3 month U.S. LIBOR + 0.890% 2.721% 7/15/23 (a)(b)	422,000	427,095
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.515% 3/9/20 (a)(b)	202,000	202,022
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (a)(b)	409,000	410,145
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 2.495% 6/24/22 (a)(b)(c)	200,000	200,400
Walmart, Inc.:
3 month U.S. LIBOR + 0.040% 1.968% 6/23/20 (a)(b)	425,000	425,077
3 month U.S. LIBOR + 0.230% 2.158% 6/23/21 (a)(b)	120,000	120,265
		2,251,355
Food Products – 0.8%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.552% 10/22/20 (a)(b)	104,000	104,012
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.383% 4/16/21 (a)(b)	1,066,000	1,069,802
3 month U.S. LIBOR + 1.010% 2.846% 10/17/23 (a)(b)	132,000	133,917
Kraft Heinz Foods Co. 3 month U.S. LIBOR + 0.820% 2.554% 8/10/22 (a)(b)	326,000	324,381
		1,632,112

	Principal Amount	Value

Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 2.572% 8/15/22 (a)(b)	$470,000	$472,484
TOTAL CONSUMER STAPLES		4,976,619
ENERGY – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 2.553% 9/19/22 (a)(b)	39,000	39,270
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 1.933% 11/24/20 (a)(b)	714,000	714,527
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 1.943% 3/3/22 (a)(b)	64,000	64,400
3 month U.S. LIBOR + 0.530% 1.993% 3/3/22 (a)(b)	44,000	44,241
3 month U.S. LIBOR + 0.530% 2.222% 11/15/21 (a)(b)	320,000	322,336
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 2.592% 5/15/22 (a)(b)	216,000	218,971
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 2.594% 6/15/20 (a)(b)	234,000	234,406
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 2.022% 8/16/22 (a)(b)	484,000	485,656
3 month U.S. LIBOR + 0.370% 2.257% 3/6/22 (a)(b)	52,000	52,298
MPLX LP 3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (a)(b)	1,910,000	1,917,000
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.684% 2/8/21 (a)(b)	1,370,000	1,378,216
3 month U.S. LIBOR + 1.450% 3.142% 8/15/22 (a)(b)	1,042,000	1,045,776
Shell International Finance BV:
3 month U.S. LIBOR + 0.400% 2.107% 11/13/23 (a)(b)	181,000	181,013
3 month U.S. LIBOR + 0.450% 2.181% 5/11/20 (a)(b)	273,000	273,249
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 2.592% 6/5/20 (a)(b)	680,000	680,911
TOTAL ENERGY		7,652,270
See accompanying notes which are an integral part of the financial statements.
29

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – 62.0%
Banks – 29.0%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 2.208% 8/27/21 (a)(b)(c)	$1,200,000	$1,205,832
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 2.864% 6/14/23 (a)(b)(c)	200,000	203,533
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.193% 8/19/20 (a)(b)(c)	750,000	751,837
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 3.408% 4/11/22 (a)(b)	400,000	408,691
Bank of America N.A. 3 month U.S. LIBOR + 0.350% 2.033% 5/24/21 (a)(b)	750,000	750,455
Bank of Montreal:
3 month U.S. LIBOR + 0.340% 2.188% 7/13/20 (a)(b)	1,038,000	1,039,381
3 month U.S. LIBOR + 0.400% 2.291% 9/10/21 (a)(b)	908,000	911,270
3 month U.S. LIBOR + 0.460% 2.308% 4/13/21 (a)(b)	61,000	61,255
3 month U.S. LIBOR + 0.440% 2.334% 6/15/20 (a)(b)	295,000	295,112
3 month U.S. LIBOR + 0.570% 2.517% 3/26/22 (a)(b)	776,000	781,190
3 month U.S. LIBOR + 0.630% 2.518% 9/11/22 (a)(b)	472,000	476,532
Banque Federative du Credit Mutuel S.A.:
3 month U.S. LIBOR + 0.490% 2.309% 7/20/20 (a)(b)(c)	660,000	661,397
3 month U.S. LIBOR + 0.960% 2.779% 7/20/23 (a)(b)(c)	600,000	611,262
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.308% 1/11/21 (a)(b)	200,000	199,783
3 month U.S. LIBOR + 0.650% 2.392% 8/7/20 (a)(b)	520,000	521,218
Barclays PLC 3 month U.S. LIBOR + 2.110% 3.844% 8/10/21 (a)(b)	1,630,000	1,665,860
BPCE S.A.:
3 month U.S. LIBOR + 1.220% 2.903% 5/22/22 (a)(b)(c)	250,000	253,794
3 month U.S. LIBOR + 1.240% 3.127% 9/12/23 (a)(b)(c)	250,000	254,670

	Principal Amount	Value

Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 2.21% 10/5/20 (a)(b)	$171,000	$171,252
3 month U.S. LIBOR + 0.660% 2.547% 9/13/23 (a)(b)	718,000	727,327
3 month U.S. LIBOR + 0.720% 2.614% 6/16/22 (a)(b)	116,000	117,372
Citibank N.A.:
3 month U.S. LIBOR + 0.300% 2.119% 10/20/20 (a)(b)	250,000	250,454
3 month U.S. LIBOR + 0.530% 2.223% 2/19/22 (a)(b)	750,000	752,525
3 month U.S. LIBOR + 0.500% 2.387% 6/12/20 (a)(b)	250,000	250,225
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 2.299% 9/18/20 (a)(b)(c)	800,000	801,336
3 month U.S. LIBOR + 0.450% 2.341% 3/10/20 (a)(b)(c)	158,000	158,029
3 month U.S. LIBOR + 0.680% 2.579% 9/18/22 (a)(b)(c)	151,000	151,886
3 month U.S. LIBOR + 0.700% 2.591% 3/10/22 (a)(b)(c)	1,594,000	1,603,489
3 month U.S. LIBOR + 0.700% 2.594% 3/16/23 (a)(b)(c)	502,000	507,157
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 2.314% 1/10/23 (a)(b)	1,000,000	1,003,710
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.109% 4/16/21 (a)(b)	250,000	256,080
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 2.947% 9/12/23 (a)(b)(c)	600,000	603,518
Fifth Third Bank 3 month U.S. LIBOR + 0.250% 2.02% 10/30/20 (a)(b)	400,000	400,502
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 2.909% 10/2/23 (a)(b)	200,000	202,796
3 month U.S. LIBOR + 1.150% 3.111% 3/29/22 (a)(b)	200,000	203,268
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 2.509% 6/18/22 (a)(b)	202,000	202,576
3 month U.S. LIBOR + 0.900% 2.694% 4/25/23 (a)(b)	1,632,000	1,648,517
3 month U.S. LIBOR + 1.000% 2.831% 1/15/23 (a)(b)	178,000	180,225

See accompanying notes which are an integral part of the financial statements.
30

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.205% 2.98% 10/29/20 (a)(b)	$409,000	$411,525
3 month U.S. LIBOR + 1.230% 3.031% 10/24/23 (a)(b)	272,000	276,221
JPMorgan Chase Bank N.A. 3 month U.S. LIBOR + 0.340% 2.134% 4/26/21 (a)(b)	250,000	250,166
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 2.728% 6/21/21 (a)(b)	200,000	200,957
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.32% 3/2/23 (a)(b)	306,000	307,697
3 month U.S. LIBOR + 0.790% 2.584% 7/25/22 (a)(b)	807,000	812,479
3 month U.S. LIBOR + 0.920% 2.599% 2/22/22 (a)(b)	90,000	91,112
3 month U.S. LIBOR + 0.860% 2.654% 7/26/23 (a)(b)	770,000	779,414
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 2.553% 2/28/22 (a)(b)	200,000	202,332
3 month U.S. LIBOR + 0.790% 2.682% 3/5/23 (a)(b)	600,000	601,423
3 month U.S. LIBOR + 0.840% 2.683% 7/16/23 (a)(b)	800,000	805,428
3 month U.S. LIBOR + 0.880% 2.768% 9/11/22 (a)(b)	400,000	404,320
3 month U.S. LIBOR + 1.000% 2.888% 9/11/24 (a)(b)	800,000	807,458
3 month U.S. LIBOR + 1.140.% 3.027% 9/13/21 (a)(b)	200,000	202,482
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.510% 2.193% 5/22/20 (a)(b)(c)	2,000,000	2,001,003
3 month U.S. LIBOR + 0.350% 2.198% 1/12/21 (a)(b)(c)	500,000	501,359
3 month U.S. LIBOR + 0.720% 2.403% 5/22/22 (a)(b)(c)	250,000	251,642
3 month U.S. LIBOR + 0.710% 2.461% 11/4/21 (a)(b)(c)	1,250,000	1,261,642
3 month U.S. LIBOR + 1.000% 2.848% 7/12/21 (a)(b)(c)	1,500,000	1,518,644
PNC Bank N.A.:
3 month U.S. LIBOR + 0.310% 2.201% 6/10/21 (a)(b)	1,250,000	1,250,419
3 month U.S. LIBOR + 0.500% 2.294% 7/27/22 (a)(b)	250,000	251,703

	Principal Amount	Value

Regions Bank 3 month U.S. LIBOR + 0.500% 2.207% 8/13/21 (a)(b)	$750,000	$750,390
Royal Bank of Canada:
3 month U.S. LIBOR + 0.240% 2.034% 10/26/20 (a)(b)	429,000	429,382
3 month U.S. LIBOR + 0.300% 2.102% 7/22/20 (a)(b)	147,000	147,176
3 month U.S. LIBOR + 0.390% 2.16% 4/30/21 (a)(b)	1,466,000	1,471,071
3 month U.S. LIBOR + 0.400% 2.194% 1/25/21 (a)(b)	1,280,000	1,282,404
3 month U.S. LIBOR + 0.520% 2.407% 3/6/20 (a)(b)	25,000	25,002
3 month U.S. LIBOR + 0.660% 2.56% 10/5/23 (a)(b)	292,000	292,000
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.470% 3.162% 5/15/23 (a)(b)	200,000	202,115
Santander UK PLC 3 month U.S. LIBOR + 0.300% 2.063% 11/3/20 (a)(b)	200,000	200,319
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 2.122% 5/17/21 (a)(b)(c)	200,000	200,534
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.213% 10/16/20 (a)(b)	250,000	250,282
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 2.153% 5/24/21 (a)(b)	1,000,000	1,003,950
3 month U.S. LIBOR + 0.360% 2.245% 9/8/20 (a)(b)	750,000	751,310
Swedbank AB 3 month U.S. LIBOR + 0.700% 2.594% 3/14/22 (a)(b)(c)	400,000	401,672
Synchrony Bank 3 month U.S. LIBOR + 0.625% 2.586% 3/30/20 (a)(b)	1,000,000	1,000,492
The Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.401% 3/10/20 (a)(b)	250,000	250,015
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.034% 1/25/21 (a)(b)	850,000	851,433
3 month U.S. LIBOR + 0.260% 2.16% 9/17/20 (a)(b)	182,000	182,130
3 month U.S. LIBOR + 0.640% 2.459% 7/19/23 (a)(b)	870,000	880,618
3 month U.S. LIBOR + 1.000% 2.874% 4/7/21 (a)(b)	1,384,000	1,398,442
See accompanying notes which are an integral part of the financial statements.
31

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Truist Bank:
3 month U.S. LIBOR + 0.500% 2.294% 10/26/21 (a)(b)	$50,000	$50,133
3 month U.S. LIBOR + 0.590% 2.353% 8/2/22 (a)(b)	303,000	303,902
Truist Financial Corp.:
3 month U.S. LIBOR + 0.220% 1.983% 2/1/21 (a)(b)	106,000	106,159
3 month U.S. LIBOR + 0.570% 2.464% 6/15/20 (a)(b)	125,000	125,065
US Bank N.A.:
3 month U.S. LIBOR + 0.250% 2.051% 7/24/20 (a)(b)	2,000,000	2,001,435
3 month U.S. LIBOR + 0.310% 2.061% 2/4/21 (a)(b)	750,000	750,665
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.930% 2.661% 2/11/22 (a)(b)	72,000	72,500
3 month U.S. LIBOR + 0.880% 2.682% 7/22/20 (a)(b)	853,000	855,484
3 month U.S. LIBOR + 1.025% 2.819% 7/26/21 (a)(b)	2,275,000	2,302,183
3 month U.S. LIBOR + 1.010% 2.895% 12/7/20 (a)(b)	265,000	266,902
3 month U.S. LIBOR + 1.110% 2.911% 1/24/23 (a)(b)	1,020,000	1,035,307
3 month U.S. LIBOR + 1.230% 3.007% 10/31/23 (a)(b)	1,076,000	1,090,743
3 month U.S. LIBOR + 1.340% 3.24% 3/4/21 (a)(b)	646,000	653,613
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.380% 2.076% 5/21/21 (a)(b)	2,250,000	2,251,600
3 month U.S. LIBOR + 0.310% 2.141% 1/15/21 (a)(b)	250,000	250,540
3 month U.S. LIBOR + 0.620% 2.258% 5/27/22 (a)(b)	250,000	250,824
3 month U.S. LIBOR + 0.500% 2.306% 7/23/21 (a)(b)	250,000	250,349
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 2.317% 3/6/20 (a)(b)	188,000	188,013
3 month U.S. LIBOR + 0.720% 2.412% 5/15/23 (a)(b)	763,000	770,624
3 month U.S. LIBOR + 0.770% 2.417% 2/26/24 (a)(b)	172,000	173,156
3 month U.S. LIBOR + 0.570% 2.418% 1/11/23 (a)(b)	504,000	507,501

	Principal Amount	Value

3 month U.S. LIBOR + 0.850% 2.543% 8/19/21 (a)(b)	$97,000	$97,992
3 month U.S. LIBOR + 0.710% 2.671% 6/28/22 (a)(b)	488,000	491,165
3 month U.S. LIBOR + 0.850% 2.698% 1/11/22 (a)(b)	822,000	832,228
		62,083,562
Capital Markets – 0.8%
State Street Corp. 3 month U.S. LIBOR + 0.900% 2.592% 8/18/20 (a)(b)	470,000	471,986
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.193% 11/1/21 (a)(b)	406,000	406,713
The Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.18% 6/4/21 (a)(b)	500,000	500,045
3 month U.S. LIBOR + 0.870% 2.562% 8/17/20 (a)(b)	85,000	85,322
3 month U.S. LIBOR + 1.050% 2.82% 10/30/23 (a)(b)	81,000	82,632
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.016% 5/21/21 (a)(b)	115,000	115,235
		1,661,933
Consumer Finance – 6.9%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 2.133% 6/3/21 (a)(b)	446,000	447,960
American Express Co.:
3 month U.S. LIBOR + 0.330% 2.10% 10/30/20 (a)(b)	1,037,000	1,038,587
3 month U.S. LIBOR + 0.650% 2.288% 2/27/23 (a)(b)	26,000	26,117
3 month U.S. LIBOR + 0.620% 2.315% 5/20/22 (a)(b)	294,000	295,022
3 month U.S. LIBOR + 0.600% 2.341% 11/5/21 (a)(b)	149,000	149,999
3 month U.S. LIBOR + 0.750% 2.513% 8/3/23 (a)(b)	414,000	416,099
American Express Credit Corp.:
3 month U.S. LIBOR + 0.700% 2.163% 3/3/22 (a)(b)	770,000	773,531
3 month U.S. LIBOR + 0.730% 2.377% 5/26/20 (a)(b)	30,000	30,030
3 month U.S. LIBOR + 1.050% 2.944% 9/14/20 (a)(b)	146,000	146,672
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 2.104% 5/10/23 (a)(b)	724,000	722,607

See accompanying notes which are an integral part of the financial statements.
32

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
3 month U.S. LIBOR + 0.470% 2.162% 11/16/22 (a)(b)	$1,040,000	$1,047,245
3 month U.S. LIBOR + 0.540% 2.487% 6/27/22 (a)(b)	430,000	433,536
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.473% 5/12/20 (a)(b)	429,000	429,359
3 month U.S. LIBOR + 0.720% 2.49% 1/30/23 (a)(b)	1,392,000	1,396,469
3 month U.S. LIBOR + 0.950% 2.835% 3/9/22 (a)(b)	612,000	617,401
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 1.872% 5/15/20 (a)(b)	168,000	168,074
3 month U.S. LIBOR + 0.250% 1.897% 8/26/20 (a)(b)	709,000	710,133
3 month U.S. LIBOR + 0.390% 2.082% 5/17/21 (a)(b)	212,000	212,860
3 month U.S. LIBOR + 0.230% 2.124% 3/15/21 (a)(b)	1,031,000	1,032,054
3 month U.S. LIBOR + 0.280% 2.165% 9/7/21 (a)(b)	423,000	423,949
3 month U.S. LIBOR + 0.300% 2.185% 3/8/21 (a)(b)	1,750,000	1,753,114
3 month U.S. LIBOR + 0.290% 2.19% 9/4/20 (a)(b)	163,000	163,116
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.400% 2.092% 5/17/22 (a)(b)	258,000	258,953
3 month U.S. LIBOR + 0.280% 2.128% 4/13/21 (a)(b)	186,000	186,264
3 month U.S. LIBOR + 0.290% 2.164% 10/7/21 (a)(b)	1,510,000	1,515,371
3 month U.S. LIBOR + 0.480% 2.365% 9/8/22 (a)(b)	502,000	505,558
		14,900,080
Diversified Financial Services – 23.5%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.186% 1/23/22 (a)(b)	612,000	613,326
3 month U.S. LIBOR + 0.660% 2.479% 7/21/21 (a)(b)	640,000	640,731
3 month U.S. LIBOR + 0.650% 2.559% 10/1/21 (a)(b)	170,000	170,479
3 month U.S. LIBOR + 0.650% 2.597% 6/25/22 (a)(b)	392,000	393,852
3 month U.S. LIBOR + 0.790% 2.682% 3/5/24 (a)(b)	1,718,000	1,718,318

	Principal Amount	Value

3 month U.S. LIBOR + 0.960% 2.766% 7/23/24 (a)(b)	$402,000	$407,919
3 month U.S. LIBOR + 1.000% 2.801% 4/24/23 (a)(b)	417,000	420,616
3 month U.S. LIBOR + 1.160% 2.979% 1/20/23 (a)(b)	176,000	178,701
3 month U.S. LIBOR + 1.180% 2.999% 10/21/22 (a)(b)	67,000	68,109
Barclays PLC:
3 month U.S. LIBOR + 1.380% 3.072% 5/16/24 (a)(b)	200,000	203,612
3 month U.S. LIBOR + 1.430% 3.122% 2/15/23 (a)(b)	1,200,000	1,217,586
Citigroup, Inc.:
3 month U.S. LIBOR + 0.950% 2.751% 7/24/23 (a)(b)	988,000	1,000,163
3 month U.S. LIBOR + 0.960% 2.754% 4/25/22 (a)(b)	1,073,000	1,085,018
3 month U.S. LIBOR + 1.100% 2.792% 5/17/24 (a)(b)	592,000	598,430
3 month U.S. LIBOR + 1.190% 2.953% 8/2/21 (a)(b)	383,000	388,653
3 month U.S. LIBOR + 1.070% 2.955% 12/8/21 (a)(b)	1,262,000	1,275,963
3 month U.S. LIBOR + 1.430% 3.01% 9/1/23 (a)(b)	1,190,000	1,213,579
Credit Agricole S.A.:
3 month U.S. LIBOR + 1.020% 2.821% 4/24/23 (a)(b)(c)	250,000	254,067
3 month U.S. LIBOR + 0.970% 2.861% 6/10/20 (a)(b)(c)	250,000	250,553
3 month U.S. LIBOR + 1.430% 3.264% 1/10/22 (a)(b)(c)	1,250,000	1,273,087
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 3.094% 12/14/23 (a)(b)(c)	250,000	254,362
3 month U.S. LIBOR + 1.240% 3.127% 6/12/24 (a)(b)(c)	1,000,000	1,019,460
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 2.617% 1/22/21 (a)(b)	1,284,000	1,281,003
3 month U.S. LIBOR + 0.970% 2.818% 7/13/20 (a)(b)	1,041,000	1,042,346
3 month U.S. LIBOR + 1.230% 2.868% 2/27/23 (a)(b)	100,000	99,005
3 month U.S. LIBOR + 1.290% 3.041% 2/4/21 (a)(b)	600,000	600,371
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.728% 4/9/21 (a)(b)	140,000	140,474
See accompanying notes which are an integral part of the financial statements.
33

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 0.990% 2.89% 1/5/23 (a)(b)	$609,000	$606,595
3 month U.S. LIBOR + 1.550% 3.388% 1/14/22 (a)(b)	1,094,000	1,106,382
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.292% 5/18/21 (a)(b)	1,600,000	1,601,371
3 month U.S. LIBOR + 0.650% 2.537% 9/11/21 (a)(b)	926,000	926,853
3 month U.S. LIBOR + 1.000% 2.692% 5/18/24 (a)(b)	800,000	804,938
3 month U.S. LIBOR + 1.500% 3.40% 1/5/22 (a)(b)	1,000,000	1,022,179
3 month U.S. LIBOR + 2.240% 4.125% 3/8/21 (a)(b)	237,000	241,953
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 2.26% 6/1/21 (a)(b)	2,814,000	2,817,283
3 month U.S. LIBOR + 0.730% 2.536% 4/23/24 (a)(b)	558,000	558,575
3 month U.S. LIBOR + 0.890% 2.696% 7/23/24 (a)(b)	614,000	619,127
3 month U.S. LIBOR + 1.100% 2.985% 6/7/21 (a)(b)	1,032,000	1,042,040
Macquarie Group Ltd. 3 month U.S. LIBOR + 1.350% 3.297% 3/27/24 (a)(b)(c)	278,000	283,088
Morgan Stanley:
3 month U.S. LIBOR + 1.220% 2.954% 5/8/24 (a)(b)	1,164,000	1,180,052
3 month U.S. LIBOR + 1.180% 2.999% 1/20/22 (a)(b)	3,045,000	3,066,064
3 month U.S. LIBOR + 1.400% 3.201% 10/24/23 (a)(b)	1,314,000	1,339,707
3 month U.S. LIBOR + 1.400% 3.219% 4/21/21 (a)(b)	1,540,000	1,558,976
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 3.361% 9/29/22 (a)(b)(c)	200,000	203,731
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 3.497% 6/25/24 (a)(b)	200,000	202,932
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.559% 10/18/22 (a)(b)	132,000	133,082
3 month U.S. LIBOR + 0.740% 2.576% 1/17/23 (a)(b)	260,000	261,186

	Principal Amount	Value

3 month U.S. LIBOR + 0.780% 2.618% 7/12/22 (a)(b)	$18,000	$18,148
3 month U.S. LIBOR + 0.800% 2.643% 10/16/23 (a)(b)	268,000	270,902
3 month U.S. LIBOR + 0.860% 2.679% 7/19/23 (a)(b)	384,000	388,263
3 month U.S. LIBOR + 1.140% 2.959% 10/19/21 (a)(b)	311,000	315,325
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.162% 1/8/21 (a)(b)	802,000	803,503
3 month U.S. LIBOR + 0.620% 2.523% 9/19/22 (a)(b)	184,000	185,779
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 2.433% 2/23/23 (a)(b)	1,189,000	1,195,475
3 month U.S. LIBOR + 0.780% 2.557% 10/31/22 (a)(b)	570,000	574,799
3 month U.S. LIBOR + 1.170% 2.862% 11/15/21 (a)(b)	1,414,000	1,424,322
3 month U.S. LIBOR + 1.110% 2.904% 4/26/22 (a)(b)	472,000	477,048
3 month U.S. LIBOR + 1.050% 2.942% 6/5/23 (a)(b)	304,000	308,444
3 month U.S. LIBOR + 1.200% 3.094% 9/15/20 (a)(b)	386,000	387,660
3 month U.S. LIBOR + 1.360% 3.154% 4/23/21 (a)(b)	670,000	676,928
3 month U.S. LIBOR + 1.600% 3.213% 11/29/23 (a)(b)	930,000	957,513
3 month U.S. LIBOR + 1.770% 3.449% 2/25/21 (a)(b)	1,530,000	1,552,257
UBS AG:
3 month U.S. LIBOR + 0.480% 2.06% 12/1/20 (a)(b)(c)	864,000	866,020
3 month U.S. LIBOR + 0.580% 2.465% 6/8/20 (a)(b)(c)	600,000	600,535
UBS Group AG:
3 month U.S. LIBOR + 0.950% 2.642% 8/15/23 (a)(b)(c)	600,000	606,769
3 month U.S. LIBOR + 1.530% 3.293% 2/1/22 (a)(b)(c)	1,200,000	1,230,495
		50,226,082
Insurance – 1.8%
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.300% 2.131% 10/15/20 (a)(b)(c)	496,000	497,007
3 month U.S. LIBOR + 0.480% 2.368% 6/11/21 (a)(b)(c)	148,000	148,741

See accompanying notes which are an integral part of the financial statements.
34

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
3 month U.S. LIBOR + 0.730% 2.677% 6/27/22 (a)(b)(c)	$238,000	$240,766
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 2.287% 6/12/20 (a)(b)(c)	150,000	150,174
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.057% 8/6/21 (a)(b)(c)	78,000	78,297
3 month U.S. LIBOR + 0.160% 2.069% 10/1/20 (a)(b)(c)	846,000	846,670
3 month U.S. LIBOR + 0.280% 2.099% 1/21/22 (a)(b)(c)	1,362,000	1,366,483
3 month U.S. LIBOR + 0.270% 2.148% 4/9/20 (a)(b)(c)	378,000	378,245
3 month U.S. LIBOR + 0.520% 2.411% 6/10/22 (a)(b)(c)	150,000	151,059
		3,857,442
TOTAL FINANCIALS		132,729,099
HEALTH CARE – 2.1%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 2.917% 6/6/22 (a)(b)	527,000	532,739
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 2.664% 6/15/22 (a)(b)	96,000	96,520
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.213% 11/30/20 (a)(b)	102,000	102,020
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 2.694% 3/15/20 (a)(b)	84,000	84,034
		815,313
Health Care Providers & Services – 0.1%
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 1.901% 10/15/20 (a)(b)	188,000	187,880
Pharmaceuticals – 1.6%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 2.346% 11/21/22 (a)(b)(c)	860,000	868,221
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 3.142% 3/12/20 (a)(b)	111,000	111,033
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 2.357% 8/17/23 (a)(b)	84,000	84,171

	Principal Amount	Value

Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 2.904% 12/15/23 (a)(b)(c)	$572,000	$573,258
Bristol-Myers Squibb Co.:
3 month U.S. LIBOR + 0.200% 1.892% 11/16/20 (a)(b)(c)	1,144,000	1,145,022
3 month U.S. LIBOR + 0.380% 2.072% 5/16/22 (a)(b)(c)	338,000	339,656
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 2.054% 5/14/21 (a)(b)	93,000	93,285
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 2.224% 9/15/23 (a)(b)	180,000	180,840
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.135% 8/20/21 (a)(b)	50,000	50,041
		3,445,527
TOTAL HEALTH CARE		4,448,720
INDUSTRIALS – 3.1%
Aerospace & Defense – 0.8%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.021% 5/11/20 (a)(b)	210,000	210,105
3 month U.S. LIBOR + 0.380% 2.111% 5/11/21 (a)(b)	1,337,000	1,342,213
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 2.342% 8/16/21 (a)(b)	74,000	74,001
		1,626,319
Air Freight & Logistics – 0.2%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 2.072% 5/16/22 (a)(b)	58,000	58,326
3 month U.S. LIBOR + 0.450% 2.359% 4/1/23 (a)(b)	286,000	287,992
		346,318
Electrical Equipment – 0.0%
Tyco Electronics Group S.A. 3 month U.S. LIBOR + 0.450% 2.342% 6/5/20 (a)(b)	26,000	26,024
Industrial Conglomerates – 1.0%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 2.831% 4/15/23 (a)(b)	447,000	450,794
3 month U.S. LIBOR + 1.000% 2.894% 3/15/23 (a)(b)	1,105,000	1,105,000
See accompanying notes which are an integral part of the financial statements.
35

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – continued
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.104% 8/8/22 (a)(b)	$554,000	$556,916
		2,112,710
Machinery – 0.8%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 2.151% 9/10/21 (a)(b)	110,000	110,139
3 month U.S. LIBOR + 0.290% 2.218% 6/22/20 (a)(b)	139,000	139,067
3 month U.S. LIBOR + 0.420% 2.254% 7/10/20 (a)(b)	782,000	783,143
3 month U.S. LIBOR + 0.400% 2.285% 6/7/21 (a)(b)	257,000	258,104
3 month U.S. LIBOR + 0.480% 2.365% 9/8/22 (a)(b)	216,000	217,437
3 month U.S. LIBOR + 0.550% 2.435% 6/7/23 (a)(b)	216,000	217,811
		1,725,701
Trading Companies & Distributors – 0.3%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 2.44% 7/30/21 (a)(b)(c)	730,000	732,611
GATX Corp. 3 month U.S. LIBOR + 0.720% 2.461% 11/5/21 (a)(b)	23,000	22,998
		755,609
TOTAL INDUSTRIALS		6,592,681
INFORMATION TECHNOLOGY – 2.8%
IT Services – 1.5%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 1.901% 2/5/21 (a)(b)	100,000	100,127
3 month U.S. LIBOR + 0.260% 2.079% 1/20/21 (a)(b)	1,500,000	1,503,206
3 month U.S. LIBOR + 0.470% 2.083% 11/30/20 (a)(b)	800,000	802,544
International Business Machines Corp. 3 month U.S. LIBOR + 0.400% 2.107% 5/13/21 (a)(b)	800,000	802,245
		3,208,122
Semiconductors & Semiconductor Equipment – 0.3%
Intel Corp.:
3 month U.S. LIBOR + 0.080% 1.811% 5/11/20 (a)(b)	150,000	150,083
3 month U.S. LIBOR + 0.350% 2.081% 5/11/22 (a)(b)	240,000	241,549

	Principal Amount	Value

QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 2.50% 1/30/23 (a)(b)	$162,000	$163,449
		555,081
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 2.081% 5/11/22 (a)(b)	440,000	442,525
3 month U.S. LIBOR + 0.500% 2.234% 2/9/22 (a)(b)	1,181,000	1,191,478
3 month U.S. LIBOR + 1.130% 2.813% 2/23/21 (a)(b)	274,000	277,066
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 2.62% 10/5/21 (a)(b)	312,000	312,056
		2,223,125
TOTAL INFORMATION TECHNOLOGY		5,986,328
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 2.802% 11/15/23 (a)(b)	252,000	256,154
UTILITIES – 1.7%
Electric Utilities – 0.5%
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 2.204% 5/14/21 (a)(b)(c)	102,000	102,406
3 month U.S. LIBOR + 0.650% 2.538% 3/11/22 (a)(b)	1,000,000	1,007,335
		1,109,741
Gas Utilities – 0.1%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 2.494% 6/15/21 (a)(b)	256,000	257,121
Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 2.458% 12/20/20 (a)(b)(c)	655,000	655,301
Multi-Utilities – 0.8%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 1.98% 12/1/20 (a)(b)(c)	50,000	50,104
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 2.065% 9/8/20 (a)(b)	72,000	72,075
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.480% 2.231% 5/4/21 (a)(b)	169,000	169,422

See accompanying notes which are an integral part of the financial statements.
36

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
3 month U.S. LIBOR + 0.720% 2.399% 2/25/22 (a)(b)	$580,000	$584,176
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.331% 1/15/21 (a)(b)	692,000	692,166
3 month U.S. LIBOR + 0.450% 2.344% 3/15/21 (a)(b)	196,000	196,472
		1,764,415
TOTAL UTILITIES		3,786,578
TOTAL NONCONVERTIBLE BONDS (Cost $183,118,139)		183,523,675
U.S. Treasury Obligations – 10.1%

U.S. Treasury Bonds:
1.50% 2/15/30	830,000	858,272
1.75% 11/15/29	1,915,000	2,021,971
2.375% 5/15/29	2,312,000	2,564,243
5.25% 2/15/29	2,000	2,706
6.125% 11/15/27	1,000	1,377
U.S. Treasury Notes:
1.625% 8/15/29	1,418,000	1,480,425
2.25% 2/15/27 to 11/15/27	3,667,000	3,982,290
2.375% 5/15/27	792,000	864,734
2.625% 2/15/29	2,134,000	2,408,002
2.75% 2/15/28	1,669,000	1,882,254
2.875% 5/15/28 to 8/15/28	3,212,000	3,665,212
3.125% 11/15/28	1,546,000	1,804,895
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,232,968)		21,536,381

Money Market Fund – 4.0%
	Shares	Value
Fidelity Cash Central Fund, 1.60% (d) (Cost $8,566,451)	8,564,739	8,566,451
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $211,917,558)		213,626,507
NET OTHER ASSETS (LIABILITIES) – 0.2%		388,411
NET ASSETS – 100.0%		$214,014,918

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,082,722 or 15.5% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$42,421
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
37

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$183,523,675	$—	$183,523,675	$—
U.S. Treasury Obligations	21,536,381	—	21,536,381	—
Money Market Funds	8,566,451	8,566,451	—	—
Total Investments in Securities:	$213,626,507	$8,566,451	$205,060,056	$—
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	70.8
Australia	6.0
Canada	6.0
United Kingdom	5.4
Japan	3.1
Switzerland	2.1
France	1.7
Netherlands	1.4
Germany	1.4
Sweden	1.1
Others (Individually Less Than 1%)	0.8
99.8%
See accompanying notes which are an integral part of the financial statements.
38

Fidelity® Total Bond ETF
Schedule of Investments February 29, 2020 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations – 40.5%
	Principal Amount	Value
U.S. Treasury Bonds:
1.75% 11/15/29	$29,576,300	$31,228,414
2.75% 11/15/47	500,800	620,562
2.875% 5/15/49	17,114,900	21,927,797
3.00% 2/15/49	24,655,200	32,255,936
U.S. Treasury Inflation Indexed Bonds:
0.875% 2/15/47	4,418,113	5,280,119
1.00% 2/15/49	3,105,417	3,872,845
U.S. Treasury Inflation Indexed Notes:
0.25% 7/15/29	8,657,169	9,106,510
0.375% 7/15/25 to 7/15/27	5,313,504	5,574,707
0.625% 1/15/26	8,357,338	8,825,434
0.75% 7/15/28	6,121,530	6,672,088
0.875% 1/15/29	5,822,491	6,413,583
U.S. Treasury Notes:
1.125% 2/28/27	1,194,000	1,200,250
1.375% 1/31/25	8,105,600	8,281,960
1.50% 9/30/24 to 1/31/27	44,005,500	45,240,502
1.625% 8/15/29	8,600,200	8,978,810
1.75% 6/30/22 to 12/31/24	82,679,200	85,777,988
1.875% 7/31/22	11,953,400	12,232,624
2.00% 12/31/21 to 5/31/24	43,132,100	44,411,058
2.125% 12/31/22 to 5/31/26	65,433,300	69,088,357
2.50% 1/31/21 to 2/28/26	45,589,900	48,576,008
2.75% 7/31/23	1,624,700	1,725,482
2.875% 9/30/23	12,040,400	12,875,703
3.125% 11/15/28	20,064,500	23,424,520
TOTAL U.S. TREASURY OBLIGATIONS (Cost $464,140,022)		493,591,257
Nonconvertible Bonds – 32.2%

COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.3%
Altice Financing S.A.:
5.00% 1/15/28 (a)	200,000	193,980
7.50% 5/15/26 (a)	770,000	812,350
Altice France S.A.:
5.50% 1/15/28 (a)	630,000	630,000
7.375% 5/1/26 (a)	1,065,000	1,116,866
8.125% 2/1/27 (a)	985,000	1,073,433
AT&T, Inc.:
2.45% 6/30/20	538,000	538,518
3.60% 2/17/23 to 7/15/25	670,000	717,142
4.30% 2/15/30	315,000	360,848
4.45% 4/1/24	29,000	31,902
4.50% 3/9/48	2,926,000	3,335,860
5.15% 11/15/46	500,000	620,324
6.30% 1/15/38	290,000	400,409

	Principal Amount	Value

CenturyLink, Inc.:
5.125% 12/15/26 (a)	$570,000	$574,275
5.625% 4/1/25	205,000	213,713
6.875% 1/15/28	15,000	16,650
Frontier Communications Corp.:
7.05% 10/1/46	336,000	154,560
8.00% 4/1/27 (a)	310,000	321,625
Intelsat Jackson Holdings S.A. 8.50% 10/15/24 (a)	145,000	125,183
Level 3 Financing, Inc.:
5.125% 5/1/23	400,000	401,000
5.375% 1/15/24	720,000	718,214
Sprint Capital Corp. 6.875% 11/15/28	410,000	488,285
Telecom Italia Capital S.A.:
6.00% 9/30/34	636,000	715,500
6.375% 11/15/33	40,000	46,367
Telecom Italia SpA 5.303% 5/30/24 (a)	625,000	667,188
Verizon Communications, Inc.:
4.862% 8/21/46	224,000	298,068
5.012% 4/15/49	386,000	533,305
5.50% 3/16/47	830,000	1,215,284
		16,320,849
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	83,275
Internet & Direct Marketing Retail – 0.0%
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	350,000	358,750
Media – 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	225,000	227,531
4.75% 3/1/30 (a)	1,250,000	1,287,500
5.125% 5/1/27 (a)	200,000	207,940
5.375% 5/1/25 to 6/1/29 (a)	1,400,000	1,483,160
5.50% 5/1/26 (a)	200,000	207,520
5.875% 5/1/27 (a)	322,000	336,202
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	354,439
5.375% 5/1/47	3,304,000	3,801,720
5.75% 4/1/48	406,000	484,162
6.484% 10/23/45	197,000	253,358
Comcast Corp.:
3.90% 3/1/38	71,000	82,841
4.60% 8/15/45	181,000	230,588

See accompanying notes which are an integral part of the financial statements.
39

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
4.65% 7/15/42	$162,000	$203,690
CSC Holdings LLC:
5.375% 7/15/23 to 2/1/28 (a)	1,815,000	1,881,827
5.50% 5/15/26 to 4/15/27 (a)	800,000	838,571
6.625% 10/15/25 (a)	790,000	825,566
7.75% 7/15/25 (a)	1,030,000	1,084,075
DISH DBS Corp. 7.75% 7/1/26	200,000	214,912
DISH Network Corp. 3.375% 8/15/26	420,000	405,513
Fox Corp.:
3.666% 1/25/22 (a)	57,000	59,353
4.03% 1/25/24 (a)	101,000	109,226
4.709% 1/25/29 (a)	145,000	170,028
5.476% 1/25/39 (a)	143,000	183,373
5.576% 1/25/49 (a)	95,000	127,697
Front Range BidCo, Inc.:
4.00% 3/1/27 (a)(b)	205,000	199,106
6.125% 3/1/28 (a)(b)	115,000	113,419
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	157,759
5.95% 4/1/41	90,000	131,091
Sable International Finance Ltd. 5.75% 9/7/27 (a)	415,000	432,638
Sirius XM Radio, Inc.:
4.625% 5/15/23 to 7/15/24 (a)	1,120,000	1,145,284
5.375% 4/15/25 to 7/15/26 (a)	385,000	395,886
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	800,000	844,000
Time Warner Cable, Inc.:
4.00% 9/1/21	1,518,000	1,560,091
5.50% 9/1/41	16,000	18,714
5.875% 11/15/40	1,242,000	1,485,279
6.55% 5/1/37	157,000	204,528
6.75% 6/15/39	220,000	285,142
7.30% 7/1/38	211,000	286,452
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	270,000	273,321
6.00% 1/15/27 (a)	400,000	421,500
Ziggo BV 5.50% 1/15/27 (a)	803,000	827,122
		23,842,124
Wireless Telecommunication Services – 0.6%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	1,058,000	1,116,190
7.50% 10/15/26 (a)	557,000	584,850

	Principal Amount	Value

Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	$455,000	$466,233
6.25% 3/25/29 (a)	700,000	743,750
6.625% 10/15/26 (a)	920,000	984,400
Sprint Communications, Inc. 6.00% 11/15/22	1,167,000	1,251,724
Sprint Corp.:
7.125% 6/15/24	200,000	227,166
7.875% 9/15/23	1,185,000	1,354,846
Ypso Finance Bis S.A. 6.00% 2/15/28 (a)	315,000	302,495
		7,031,654
TOTAL COMMUNICATION SERVICES		47,636,652
CONSUMER DISCRETIONARY – 1.2%
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	470,000	483,219
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23 to 8/1/27	520,000	536,066
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,011
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	411,330
Service Corp. International 5.125% 6/1/29	615,000	664,969
		2,109,595
Hotels, Restaurants & Leisure – 0.5%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	370,000	370,351
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	480,208
Eldorado Resorts, Inc. 6.00% 4/1/25 to 9/15/26	280,000	297,400
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	173,468
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	619,150
Golden Nugget, Inc. 6.75% 10/15/24 (a)	600,000	589,320
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	341,132
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	375,000	376,406

See accompanying notes which are an integral part of the financial statements.
40

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	$270,000	$279,450
Scientific Games International, Inc. 5.00% 10/15/25 (a)	45,000	45,141
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	774,000	832,050
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	80,400
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	195,000	203,152
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	98,477
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	73,594
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	720,000	718,589
5.50% 10/1/27 (a)	100,000	100,938
		5,679,226
Internet & Direct Marketing Retail – 0.1%
Netflix, Inc.:
4.875% 4/15/28	180,000	189,488
4.875% 6/15/30 (a)	90,000	94,842
5.375% 11/15/29 (a)	150,000	163,080
5.875% 11/15/28	230,000	258,589
6.375% 5/15/29	70,000	80,157
Zayo Group LLC / Zayo Capital, Inc.:
5.75% 1/15/27 (a)	200,000	204,500
6.375% 5/15/25	800,000	818,000
		1,808,656
Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	255,173
3.00% 11/19/24	564,000	591,557
Mattel, Inc. 6.75% 12/31/25 (a)	175,000	183,916
		1,030,646
Media – 0.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.00% 2/1/28 (a)	200,000	208,000
Multiline Retail – 0.2%
Dollar Tree, Inc. 4.00% 5/15/25	2,084,000	2,290,192

	Principal Amount	Value

Specialty Retail – 0.1%
eG Global Finance PLC:
6.75% 2/7/25 (a)	$275,000	$268,813
8.50% 10/30/25 (a)	775,000	798,017
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,203
		1,082,033
Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	111,712
TOTAL CONSUMER DISCRETIONARY		14,320,060
CONSUMER STAPLES – 2.4%
Beverages – 0.9%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	381,143
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	350,000	423,094
5.45% 1/23/39	377,000	491,050
5.55% 1/23/49	2,531,000	3,428,591
5.80% 1/23/59	972,000	1,373,179
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	56,283
Molson Coors Brewing Co. 3.00% 7/15/26	3,953,000	4,132,349
		10,285,689
Food & Staples Retailing – 0.6%
CVS Health Corp.:
3.00% 8/15/26	69,000	72,319
3.25% 8/15/29	159,000	166,780
4.00% 12/5/23	200,000	214,575
4.10% 3/25/25	2,918,000	3,198,013
4.30% 3/25/28	1,680,000	1,880,009
4.78% 3/25/38	1,181,000	1,392,821
5.05% 3/25/48	535,000	658,439
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,881
		7,617,837
Food Products – 0.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	200,000	203,020
Conagra Brands, Inc. 3.80% 10/22/21	113,000	117,462
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,226,000	1,255,118
5.875% 7/15/24 (a)	900,000	915,768
6.75% 2/15/28 (a)	60,000	65,058
See accompanying notes which are an integral part of the financial statements.
41

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – continued
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	$487,000	$498,566
JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	1,440,000	1,519,646
6.50% 4/15/29 (a)	1,282,000	1,390,585
Post Holdings, Inc.:
4.625% 4/15/30 (a)	40,000	39,424
5.00% 8/15/26 (a)	145,000	147,900
5.50% 3/1/25 (a)	100,000	104,100
5.625% 1/15/28 (a)	130,000	135,877
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	45,788
		6,438,312
Tobacco – 0.4%
Altria Group, Inc.:
3.875% 9/16/46	703,000	684,000
4.25% 8/9/42	448,000	456,139
4.50% 5/2/43	289,000	300,826
4.80% 2/14/29	464,000	530,813
5.375% 1/31/44	532,000	624,589
5.95% 2/14/49	300,000	380,884
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	417,959
4.25% 7/21/25 (a)	450,000	489,109
Reynolds American, Inc.:
3.25% 6/12/20	21,000	21,078
4.00% 6/12/22	73,000	76,669
4.45% 6/12/25	53,000	58,517
4.85% 9/15/23	220,000	243,335
5.70% 8/15/35	28,000	33,438
5.85% 8/15/45	180,000	215,315
		4,532,671
TOTAL CONSUMER STAPLES		28,874,509
ENERGY – 5.3%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP:
5.375% 7/15/25	1,035,000	1,084,183
5.85% 5/21/43 (a)(c)	1,777,000	1,599,300
Halliburton Co.:
3.80% 11/15/25	63,000	69,097
4.85% 11/15/35	55,000	63,498
Noble Holding International Ltd. 7.875% 2/1/26 (a)	105,000	64,706

	Principal Amount	Value

Summit Midstream Holdings LLC / Summit Midstream Finance Corp.:
5.50% 8/15/22	$5,000	$4,281
5.75% 4/15/25	495,000	366,300
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26 to 9/1/27	355,000	343,558
Valaris PLC 4.50% 10/1/24	340,000	142,800
Weatherford International Ltd. 11.00% 12/1/24 (a)	91,000	87,033
		3,824,756
Oil, Gas & Consumable Fuels – 5.0%
California Resources Corp. 8.00% 12/15/22 (a)	584,000	134,320
Canadian Natural Resources Ltd. 5.85% 2/1/35	1,132,000	1,457,550
Cenovus Energy, Inc. 4.25% 4/15/27	367,000	393,410
Cheniere Energy Partners LP:
5.25% 10/1/25	604,000	605,522
5.625% 10/1/26	484,000	486,420
Chesapeake Energy Corp.:
7.00% 10/1/24	185,000	64,750
8.00% 1/15/25 to 6/15/27	885,000	265,500
Citgo Holding, Inc. 9.25% 8/1/24 (a)	275,000	286,000
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	253,000
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	99,252
4.50% 6/1/25	30,000	33,440
Comstock Resources, Inc. 9.75% 8/15/26	615,000	515,063
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,570,000	1,452,171
5.75% 4/1/25	400,000	391,000
6.25% 4/1/23	560,000	532,112
CVR Energy, Inc. 5.25% 2/15/25 (a)	320,000	298,400
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	305,000	170,953
9.25% 3/31/22 (a)	650,000	520,000
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	212,563
Enbridge, Inc.:
4.00% 10/1/23	283,000	302,690
4.25% 12/1/26	66,000	73,612

See accompanying notes which are an integral part of the financial statements.
42

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Energy Transfer Operating LP:
3.75% 5/15/30	$309,000	$313,155
4.20% 9/15/23	72,000	77,123
4.25% 3/15/23	102,000	108,024
4.50% 4/15/24	98,000	106,171
4.95% 6/15/28	246,000	271,087
5.00% 5/15/50	690,000	699,430
5.25% 4/15/29	1,723,000	1,935,048
5.80% 6/15/38	137,000	153,017
6.00% 6/15/48	339,000	380,738
6.25% 4/15/49	109,000	125,628
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	213,526
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	97,946
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)	100,000	59,000
EQT Corp.:
3.90% 10/1/27	149,000	97,223
6.125% 2/1/25	159,000	120,904
Hess Corp.:
4.30% 4/1/27	112,000	118,091
5.60% 2/15/41	171,000	184,838
5.80% 4/1/47	360,000	398,704
7.125% 3/15/33	110,000	139,448
7.30% 8/15/31	108,000	138,174
7.875% 10/1/29	303,000	395,338
Hess Midstream Operating LP 5.125% 6/15/28 (a)	130,000	126,750
Hess Midstream Operations LP 5.625% 2/15/26 (a)	455,000	453,872
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	240,000	189,600
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	40,800
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	198,401
3.50% 3/1/21	60,000	60,714
5.00% 10/1/21	69,000	71,900
5.50% 3/1/44	287,000	343,053
6.55% 9/15/40	13,000	16,829
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	75,954
5.05% 2/15/46	34,000	38,657
5.55% 6/1/45	193,000	229,644

	Principal Amount	Value

MEG Energy Corp.:
7.00% 3/31/24 (a)	$126,000	$119,385
7.125% 2/1/27 (a)	335,000	315,995
MPLX LP:
3 Month U.S. LIBOR + 1.900% 2.785% 9/9/21 (c)(d)	180,000	180,517
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (c)(d)	271,000	271,993
4.50% 7/15/23	133,000	143,615
4.80% 2/15/29	83,000	92,997
4.875% 12/1/24	160,000	177,473
5.50% 2/15/49	249,000	279,685
Occidental Petroleum Corp.:
2.60% 8/13/21	170,000	172,166
2.70% 8/15/22	151,000	153,871
2.90% 8/15/24	498,000	504,731
3.20% 8/15/26	67,000	68,216
3.50% 8/15/29	2,837,000	2,862,517
4.10% 2/15/47	1,042,000	931,756
4.30% 8/15/39	31,000	29,764
4.40% 8/15/49	31,000	29,494
4.50% 7/15/44	514,000	490,794
4.85% 3/15/21	47,000	48,231
5.55% 3/15/26	983,000	1,110,556
6.20% 3/15/40	150,000	170,066
6.45% 9/15/36	338,000	399,289
6.60% 3/15/46	216,000	262,223
7.50% 5/1/31	309,000	392,612
Ovintiv, Inc.:
5.15% 11/15/41	1,322,000	1,287,125
6.625% 8/15/37	1,227,000	1,349,444
7.375% 11/1/31	290,000	352,214
8.125% 9/15/30	595,000	749,324
Parsley Energy LLC / Parsley Finance Corp.:
5.25% 8/15/25 (a)	165,000	163,350
5.375% 1/15/25 (a)	55,000	55,001
6.25% 6/1/24 (a)	200,000	209,420
PBF Holding Co. LLC / PBF Finance Corp. 6.00% 2/15/28 (a)	300,000	296,250
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	1,160,000	1,239,750
6.90% 3/19/49	1,357,000	1,625,007
7.25% 3/17/44	2,305,000	2,842,598
Petroleos Mexicanos:
4.50% 1/23/26	157,000	154,410
5.95% 1/28/31 (a)	2,643,000	2,566,089
6.35% 2/12/48	5,103,000	4,723,847
6.49% 1/23/27 (a)	435,000	455,663
See accompanying notes which are an integral part of the financial statements.
43

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
6.50% 3/13/27	$594,000	$621,472
6.75% 9/21/47	1,870,000	1,790,689
6.84% 1/23/30 (a)	2,278,000	2,380,510
6.95% 1/28/60 (a)	2,120,000	2,043,680
7.69% 1/23/50 (a)	1,149,000	1,199,556
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	2,792,000	2,746,702
3.60% 11/1/24	139,000	144,041
Sanchez Energy Corp.:
7.25% 5/11/20 (e)	31,000	31,000
7.25% 2/15/23 (a)	269,000	147,950
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	611,692
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	265,000	264,210
5.50% 2/15/26	405,000	411,116
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.25% 11/15/23	300,000	297,150
5.125% 2/1/25	839,000	842,163
5.375% 2/1/27	105,000	107,625
5.875% 4/15/26	105,000	108,161
6.50% 7/15/27	200,000	208,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	381,101
5.00% 1/31/28 (a)	35,000	37,671
The Williams Cos., Inc.:
3.60% 3/15/22	103,000	106,292
3.70% 1/15/23	1,070,000	1,116,861
3.90% 1/15/25	521,000	559,797
4.00% 11/15/21 to 9/15/25	288,000	306,692
4.50% 11/15/23	51,000	55,334
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	609,780
Western Midstream Operating LP:
3.95% 6/1/25	108,000	109,602
4.50% 3/1/28	300,000	301,566
4.65% 7/1/26	96,000	100,767
4.75% 8/15/28	80,000	81,948
		61,527,081
TOTAL ENERGY		65,351,837
FINANCIALS – 11.0%
Banks – 4.1%
Bank of America Corp.:
3.004% 12/20/23 (c)	1,568,000	1,624,859

	Principal Amount	Value

3.419% 12/20/28 (c)	$3,391,000	$3,664,059
3.50% 4/19/26	227,000	247,958
3.864% 7/23/24 (c)	250,000	267,486
3.95% 4/21/25	229,000	249,946
4.20% 8/26/24	160,000	175,642
4.25% 10/22/26	2,400,000	2,679,430
4.45% 3/3/26	2,202,000	2,485,520
6.10% (c)(f)	204,000	226,156
Barclays PLC:
4.375% 1/12/26	200,000	220,690
5.088% 6/20/30 (c)	2,043,000	2,319,690
5.20% 5/12/26	429,000	478,451
Capital One N.A. 2.15% 9/6/22	443,000	447,443
CIT Group, Inc. 6.125% 3/9/28	174,000	208,800
Citigroup, Inc.:
3.142% 1/24/23 (c)	274,000	280,895
3.352% 4/24/25 (c)	520,000	550,558
3.875% 3/26/25	2,390,000	2,584,357
4.00% 8/5/24	115,000	124,564
4.30% 11/20/26	4,712,000	5,216,636
4.40% 6/10/25	1,234,000	1,373,220
4.45% 9/29/27	671,000	758,350
5.50% 9/13/25	821,000	961,290
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	297,000	315,755
Credit Suisse Group AG 2.593% 9/11/25 (a)(c)	1,207,000	1,232,266
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,132
3.75% 3/26/25	250,000	270,271
3.80% 6/9/23	906,000	962,686
4.55% 4/17/26	250,000	281,994
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	210,577
5.71% 1/15/26 (a)	1,065,000	1,158,406
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	2,605,000	2,714,791
2.95% 10/1/26	2,606,000	2,762,701
3.797% 7/23/24 (c)	75,000	80,169
3.875% 9/10/24	190,000	205,780
4.125% 12/15/26	415,000	466,944
4.452% 12/5/29 (c)	4,995,000	5,824,047
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	2,000,000	2,189,485
6.00% 12/19/23	500,000	560,598
6.125% 12/15/22	1,551,000	1,692,018

See accompanying notes which are an integral part of the financial statements.
44

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Synchrony Bank 3.65% 5/24/21	$289,000	$296,118
UniCredit SpA 6.572% 1/14/22 (a)	434,000	466,132
Westpac Banking Corp. 4.11% 7/24/34 (c)	405,000	443,310
		49,530,180
Capital Markets – 2.2%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	87,554
4.25% 2/15/24	138,000	149,939
Ares Capital Corp. 4.20% 6/10/24	938,000	996,132
Credit Suisse Group AG:
3.869% 1/12/29 (a)(c)	250,000	271,728
4.207% 6/12/24 (a)(c)	850,000	912,390
Morgan Stanley:
3.125% 7/27/26	2,788,000	2,971,284
3.70% 10/23/24	86,000	93,516
3.737% 4/24/24 (c)	407,000	432,254
4.35% 9/8/26	2,496,000	2,794,130
4.431% 1/23/30 (c)	2,462,000	2,859,229
4.875% 11/1/22	508,000	549,693
5.00% 11/24/25	2,203,000	2,542,093
MSCI, Inc. 4.00% 11/15/29 (a)	600,000	621,780
The Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	100,000	101,980
3.20% 2/23/23	1,652,000	1,727,516
3.691% 6/5/28 (c)	1,161,000	1,269,248
3.75% 5/22/25	200,000	216,457
3.814% 4/23/29 (c)	1,227,000	1,351,527
4.25% 10/21/25	554,000	605,131
6.75% 10/1/37	4,373,000	6,266,009
		26,819,590
Consumer Finance – 1.9%
Ally Financial, Inc.:
3.875% 5/21/24	130,000	136,288
4.125% 2/13/22	130,000	135,006
5.75% 11/20/25	894,000	1,009,013
8.00% 11/1/31 to 11/1/31	344,000	477,230
Capital One Financial Corp. 3.80% 1/31/28	463,000	505,231
Discover Bank 4.682% 8/9/28 (c)	1,750,000	1,859,725
Discover Financial Services:
3.75% 3/4/25	586,000	630,551
3.85% 11/21/22	1,161,000	1,227,818

	Principal Amount	Value

4.10% 2/9/27	$253,000	$276,328
4.50% 1/30/26	377,000	419,792
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,581,124
5.085% 1/7/21	228,000	233,925
5.584% 3/18/24	1,528,000	1,634,886
5.596% 1/7/22	1,722,000	1,816,920
5.875% 8/2/21	1,350,000	1,411,198
Navient Corp.:
5.50% 1/25/23	644,000	658,490
5.875% 10/25/24	15,000	15,375
6.125% 3/25/24	50,000	51,625
6.50% 6/15/22	215,000	224,138
6.625% 7/26/21	170,000	175,018
7.25% 1/25/22 to 9/25/23	410,000	440,300
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	300,063
Springleaf Finance Corp. 6.875% 3/15/25	515,000	566,500
Synchrony Financial:
2.85% 7/25/22	167,000	170,776
3.95% 12/1/27	1,747,000	1,874,741
4.375% 3/19/24	1,507,000	1,624,045
5.15% 3/19/29	2,374,000	2,768,015
		23,224,121
Diversified Financial Services – 1.9%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(c)	1,145,000	1,230,875
AerCap Holdings N.V. 5.875% 10/10/79 (c)	510,000	517,650
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	678,436
4.125% 7/3/23	255,000	271,110
4.45% 12/16/21 to 4/3/26	505,000	540,251
4.50% 5/15/21	260,000	268,584
4.875% 1/16/24	438,000	476,620
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	196,000	203,902
4.375% 5/1/26 (a)	244,000	259,798
5.25% 5/15/24 (a)	2,605,000	2,844,247
Deutsche Bank AG:
3.15% 1/22/21	372,000	375,373
3.30% 11/16/22	247,000	253,518
4.50% 4/1/25	1,000,000	996,424
5.00% 2/14/22	732,000	770,336
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	52,904
4.20% 3/1/21	138,000	140,760
4.25% 5/15/23	5,000	5,276
See accompanying notes which are an integral part of the financial statements.
45

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
4.35% 4/9/25	$1,851,000	$1,980,955
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	355,000	362,100
6.25% 5/15/26	1,595,000	1,635,051
6.375% 12/15/25	1,250,000	1,290,625
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,380
Moody's Corp.:
3.25% 1/15/28	108,000	117,596
4.875% 2/15/24	101,000	112,414
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	582,346
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	998,464
Royal Bank of Scotland Group PLC 6.10% 6/10/23	5,652,000	6,253,490
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	218,000	216,980
UBS Group AG 4.125% 9/24/25 (a)	200,000	222,906
		23,702,371
Equity Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	35,700
Insurance – 0.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	650,000	648,388
American International Group, Inc. 3.30% 3/1/21	69,000	69,996
AmWINS Group, Inc. 7.75% 7/1/26 (a)	375,000	389,299
Equitable Holdings, Inc.:
3.90% 4/20/23	63,000	66,990
4.35% 4/20/28	1,142,000	1,284,214
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	739,276
HUB International Ltd. 7.00% 5/1/26 (a)	300,000	302,985
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	152,983
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	361,270
4.75% 3/15/39	142,000	183,715
4.90% 3/15/49	283,000	379,440

	Principal Amount	Value

Metropolitan Life Global Funding I U.S. Secured Overnight Financing Rate + 0.500% 2.08% 5/28/21 (a)(c)(d)	$2,772,000	$2,777,485
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	23,401
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	727,394
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(c)	200,000	226,300
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	425,083
Unum Group:
3.875% 11/5/25	349,000	381,880
4.00% 3/15/24 to 6/15/29	931,000	1,019,349
USI, Inc. 6.875% 5/1/25 (a)	425,000	423,036
Voya Financial, Inc. 3.125% 7/15/24	130,000	137,509
		10,719,993
TOTAL FINANCIALS		134,031,955
HEALTH CARE – 2.3%
Health Care Equipment & Supplies – 0.1%
Hologic, Inc. 4.625% 2/1/28 (a)	500,000	518,605
Teleflex, Inc. 4.875% 6/1/26	385,000	401,363
		919,968
Health Care Providers & Services – 1.5%
Centene Corp.:
3.375% 2/15/30 (a)	850,000	850,000
4.25% 12/15/27 (a)	2,758,000	2,837,431
4.625% 12/15/29 (a)	1,187,000	1,270,090
4.75% 1/15/25 (a)	585,000	599,830
5.375% 8/15/26 (a)	995,000	1,044,750
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	430,000	430,808
8.00% 3/15/26 (a)	1,110,000	1,146,297
8.625% 1/15/24 (a)	80,000	83,582
Cigna Corp.:
3.75% 7/15/23	345,000	367,282
4.125% 11/15/25	2,204,000	2,452,110
4.375% 10/15/28	1,287,000	1,463,826
4.80% 8/15/38	268,000	322,275
4.90% 12/15/48	268,000	332,510
HCA, Inc.:
4.75% 5/1/23	5,000	5,435

See accompanying notes which are an integral part of the financial statements.
46

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
5.375% 2/1/25	$930,000	$1,028,115
5.875% 2/15/26	300,000	338,664
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	600,000	558,132
Sabra Health Care LP 5.125% 8/15/26	195,000	216,782
Tenet Healthcare Corp.:
4.625% 7/15/24	1,152,000	1,152,023
4.875% 1/1/26 (a)	195,000	198,656
6.25% 2/1/27 (a)	240,000	251,400
6.75% 6/15/23	255,000	272,850
7.00% 8/1/25	320,000	328,800
8.125% 4/1/22	574,000	621,900
The Toledo Hospital:
5.325% 11/15/28	154,000	179,393
6.015% 11/15/48	307,000	397,679
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,350
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	30,000	31,725
		18,803,695
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	530,000	547,888
Pharmaceuticals – 0.6%
Allergan Funding SCS 3.45% 3/15/22	1,013,000	1,049,365
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	100,559
Bausch Health Cos., Inc.:
5.50% 11/1/25 (a)	200,000	205,916
5.75% 8/15/27 (a)	635,000	675,481
7.00% 3/15/24 (a)	814,000	838,078
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	284,580
Bayer US Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,892,341
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	87,125
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	30,189
5.50% 4/1/26 (a)	685,000	720,226
Elanco Animal Health, Inc.:
4.662% 8/27/21	69,000	72,345
5.022% 8/28/23	219,000	234,568
5.65% 8/28/28	92,000	105,382

	Principal Amount	Value

Mylan N.V.:
3.15% 6/15/21	$627,000	$636,986
3.95% 6/15/26	90,000	97,852
Mylan, Inc. 4.55% 4/15/28	150,000	168,495
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	36,000	34,924
Zoetis, Inc. 3.25% 2/1/23	100,000	104,952
		7,339,364
TOTAL HEALTH CARE		27,610,915
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.4%
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	112,628
6.125% 1/15/23 (a)	922,000	924,028
7.50% 12/1/24 (a)	255,000	258,086
7.875% 4/15/27 (a)	155,000	153,838
Moog, Inc. 4.25% 12/15/27 (a)	35,000	35,613
Signature Aviation US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	311,208
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	126,000
TransDigm, Inc.:
5.50% 11/15/27 (a)	1,720,000	1,717,936
6.25% 3/15/26 (a)	285,000	301,744
6.375% 6/15/26	1,220,000	1,253,611
7.50% 3/15/27	50,000	52,690
		5,247,382
Commercial Services & Supplies – 0.1%
Aramark Services, Inc. 5.00% 4/1/25 (a)	300,000	309,750
IAA, Inc. 5.50% 6/15/27 (a)	500,000	529,375
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	270,000	268,650
		1,107,775
Construction & Engineering – 0.1%
AECOM:
5.125% 3/15/27	536,000	553,833
5.875% 10/15/24	410,000	449,975
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	131,287
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	82,073
		1,217,168
See accompanying notes which are an integral part of the financial statements.
47

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Diversified Financial Services – 0.1%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	$600,000	$599,387
Machinery – 0.0%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	380,000	397,786
Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.25% 1/15/23	149,000	150,115
3.375% 6/1/21	72,000	73,516
3.75% 2/1/22	51,000	52,502
3.875% 7/3/23	469,000	494,704
4.25% 2/1/24 to 9/15/24	594,000	639,864
4.75% 3/1/20	125,000	125,000
FLY Leasing Ltd.:
5.25% 10/15/24	1,150,000	1,178,750
6.375% 10/15/21	100,000	101,250
		2,815,701
TOTAL INDUSTRIALS		11,385,199
INFORMATION TECHNOLOGY – 0.9%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	654,000	655,635
Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,052,000	1,073,040
IT Services – 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	425,000	427,104
Camelot Finance S.A. 4.50% 11/1/26 (a)	250,000	251,225
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	121,825
		800,154
Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26	290,000	299,570
Software – 0.5%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	285,000	293,988
CDK Global, Inc.:
5.25% 5/15/29 (a)	35,000	37,319
5.875% 6/15/26	370,000	387,131
IQVIA, Inc. 5.00% 10/15/26 (a)	400,000	412,642

	Principal Amount	Value

MSCI, Inc. 4.75% 8/1/26 (a)	$115,000	$119,423
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	899,000	912,630
Nuance Communications, Inc. 5.625% 12/15/26	630,000	664,650
Open Text Corp.:
3.875% 2/15/28 (a)	215,000	213,968
5.875% 6/1/26 (a)	375,000	397,050
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	455,000	435,662
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	838,000	885,146
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	307,875
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	620,975
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	766,000	756,425
		6,444,884
Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	330,190
6.02% 6/15/26 (a)	1,164,000	1,363,194
		1,693,384
TOTAL INFORMATION TECHNOLOGY		10,966,667
MATERIALS – 0.7%
Chemicals – 0.2%
Consolidated Energy Finance S.A. 3 Month U.S. LIBOR + 3.750% 5.644% 6/15/22 (a)(c)(d)	200,000	198,006
Element Solutions, Inc. 5.875% 12/1/25 (a)	235,000	236,180
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	725,000	714,125
OCI N.V. 6.625% 4/15/23 (a)	125,000	129,500
The Chemours Co.:
5.375% 5/15/27	439,000	376,531
6.625% 5/15/23	400,000	385,332
7.00% 5/15/25	350,000	326,375
Valvoline, Inc.:
4.25% 2/15/30 (a)	85,000	83,831
4.375% 8/15/25	290,000	298,700
5.50% 7/15/24	70,000	72,905
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	110,500
		2,931,985

See accompanying notes which are an integral part of the financial statements.
48

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Containers & Packaging – 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
5.25% 8/15/27 (a)	$400,000	$406,520
6.00% 2/15/25 (a)	740,000	771,450
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	172,924
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	46,319
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	565,000	582,656
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	41,037
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	566,007
7.875% 7/15/26 (a)	160,000	162,400
OI European Group BV 4.00% 3/15/23 (a)	400,000	404,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	104,928
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	300,000	303,000
7.00% 7/15/24 (a)	125,000	126,172
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	96,109
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	362,688
8.50% 8/15/27 (a)	55,000	58,186
		4,204,896
Metals & Mining – 0.1%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	372,150
Allegheny Technologies, Inc. 5.875% 12/1/27	285,000	285,713
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	232,500
Corporacion Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	229,250
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	200,000	187,766

	Principal Amount	Value

Freeport-McMoRan, Inc. 3.55% 3/1/22	$305,000	$307,714
		1,615,093
TOTAL MATERIALS		8,751,974
REAL ESTATE – 2.5%
Equity Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp. 2.80% 6/1/20	100,000	100,177
Boston Properties LP 4.50% 12/1/28	295,000	348,294
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	204,032
3.85% 2/1/25	710,000	768,520
3.875% 8/15/22	296,000	311,281
4.125% 6/15/26 to 5/15/29	1,389,000	1,544,400
CoreCivic, Inc.:
4.625% 5/1/23	238,000	238,524
5.00% 10/15/22	165,000	168,382
Digital Realty Trust LP:
3.95% 7/1/22	412,000	432,188
4.75% 10/1/25	317,000	363,591
Duke Realty LP 3.75% 12/1/24	18,000	19,599
HCP, Inc.:
3.25% 7/15/26	59,000	63,651
3.50% 7/15/29	68,000	74,810
3.875% 8/15/24	195,000	212,220
4.00% 6/1/25	1,013,000	1,124,431
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	155,778
3.50% 8/1/26	155,000	167,956
Hudson Pacific Properties LP 4.65% 4/1/29	1,469,000	1,713,115
Lexington Realty Trust 4.40% 6/15/24	458,000	484,490
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	854,910
5.625% 5/1/24	400,000	433,000
5.75% 2/1/27	60,000	65,700
MPT Operating Partnership LP / MPT Finance Corp.:
5.00% 10/15/27	400,000	417,404
5.25% 8/1/26	380,000	395,335
5.50% 5/1/24	90,000	91,575
6.375% 3/1/24	514,000	530,062
See accompanying notes which are an integral part of the financial statements.
49

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	$676,000	$710,904
4.375% 8/1/23	668,000	721,294
4.50% 1/15/25 to 4/1/27	2,279,000	2,525,217
4.75% 1/15/28	283,000	318,055
4.95% 4/1/24	600,000	666,400
Regency Centers Corp. 3.75% 11/15/22	190,000	200,219
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,759
SBA Tower Trust 2.836% 1/15/25 (a)	699,000	732,810
SITE Centers Corp.:
3.625% 2/1/25	39,000	41,408
4.25% 2/1/26	287,000	314,615
STORE Capital Corp. 4.625% 3/15/29	149,000	172,398
The GEO Group, Inc.:
5.875% 10/15/24	75,000	70,125
6.00% 4/15/26	320,000	289,600
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	155,000	155,240
4.25% 12/1/26 (a)	505,000	510,100
4.625% 12/1/29 (a)	305,000	314,912
WP Carey, Inc. 3.85% 7/15/29	129,000	144,154
		19,182,635
Real Estate Management & Development – 0.9%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	271,257
4.10% 10/1/24	1,327,000	1,448,509
4.55% 10/1/29	151,000	175,031
Corporate Office Properties LP:
5.00% 7/1/25	667,000	745,342
5.25% 2/15/24	1,271,000	1,397,545
Liberty Property LP 4.125% 6/15/22	487,000	514,622
Mack-Cali Realty LP 3.15% 5/15/23	482,000	485,711
Tanger Properties LP:
3.125% 9/1/26	1,175,000	1,208,922
3.75% 12/1/24	81,000	85,514
3.875% 12/1/23	1,533,000	1,617,626
The Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	404,880

	Principal Amount	Value

Ventas Realty LP:
3.00% 1/15/30	$948,000	$985,859
3.125% 6/15/23	38,000	39,797
3.50% 2/1/25	521,000	558,239
3.75% 5/1/24	201,000	216,323
4.00% 3/1/28	130,000	144,779
4.125% 1/15/26	34,000	37,737
WP Carey, Inc.:
4.00% 2/1/25	182,000	196,004
4.60% 4/1/24	653,000	713,990
		11,247,687
TOTAL REAL ESTATE		30,430,322
UTILITIES – 1.1%
Electric Utilities – 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	2,499,000	2,567,967
3.743% 5/1/26	854,000	912,409
Emera US Finance LP:
2.70% 6/15/21	36,000	36,563
3.55% 6/15/26	57,000	61,890
Exelon Corp. 2.85% 6/15/20	487,000	488,157
FirstEnergy Corp.:
4.25% 3/15/23	1,248,000	1,335,681
7.375% 11/15/31	464,000	677,454
InterGen N.V. 7.00% 6/30/23 (a)	235,000	230,300
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	154,714
3.70% 9/1/24	100,000	105,337
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	291,943
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	162,157	179,994
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	199,145
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	611,141
5.50% 9/1/26 (a)	855,000	864,922
5.625% 2/15/27 (a)	275,000	281,875
		8,999,492
Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	65,000	66,138
5.75% 10/15/25	70,000	72,333

See accompanying notes which are an integral part of the financial statements.
50

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – continued
NRG Energy, Inc.:
5.25% 6/15/29 (a)	$155,000	$161,105
5.75% 1/15/28	100,000	103,880
The AES Corp.:
4.875% 5/15/23	537,000	532,043
5.50% 4/15/25	205,000	209,699
		1,145,198
Multi-Utilities – 0.3%
Edison International 5.75% 6/15/27	1,463,000	1,731,136
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	176,753
NiSource, Inc. 2.95% 9/1/29	988,000	1,035,578
Sempra Energy 6.00% 10/15/39	106,000	148,074
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	128,160
		3,219,701
TOTAL UTILITIES		13,364,391
TOTAL NONCONVERTIBLE BONDS (Cost $377,483,784)		392,724,481
U.S Government Agency - Mortgage Securities – 20.5%

Fannie Mae – 7.4%
2.50% 9/1/22 to 12/1/49	9,588,109	9,854,405
3.00% 8/1/32 to 2/1/50	21,760,930	22,625,974
3.50% 9/1/34 to 12/1/49	27,261,878	28,749,674
4.00% 1/1/42 to 11/1/49	18,297,234	19,577,574
4.50% 8/1/33 to 9/1/49	7,007,242	7,636,086
5.00% 2/1/38 to 1/1/44	957,879	1,068,939
TOTAL FANNIE MAE		89,512,652
Freddie Mac – 5.4%
2.50% 10/1/22 to 2/1/35	14,419,569	14,821,980
3.00% 10/1/31 to 10/1/49	5,304,306	5,552,552
3.50% 3/1/32 to 10/1/49	27,844,081	29,244,219
4.00% 5/1/37 to 10/1/48	13,683,849	14,524,819
4.50% 1/1/42 to 12/1/48	1,850,819	2,015,601
5.00% 2/1/38	147,888	165,653
TOTAL FREDDIE MAC		66,324,824
Ginnie Mae – 7.5%
2.50% 3/23/50 (b)(g)	4,350,000	4,465,212

	Principal Amount	Value

2.50% 4/21/50 (b)	$4,450,000	$4,563,689
3.00% 12/20/42 to 3/20/50	12,535,542	13,004,965
3.00% 4/20/50 (b)	500,000	517,953
3.50% 12/20/41 to 4/20/49	23,826,305	25,066,317
3.50% 4/21/50 (b)	10,400,000	10,765,481
4.00% 10/20/40 to 9/20/48	25,792,740	27,323,899
4.50% 4/20/35 to 12/20/48	4,726,515	5,039,410
5.00% 4/20/48	980,615	1,066,124
TOTAL GINNIE MAE		91,813,050
Uniform Mortgage Backed Securities – 0.2%
3.00% 3/12/50 (b)(g)	2,250,000	2,317,025
TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $245,188,440)		249,967,551
Asset-Backed Securities – 3.1%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	873,344	895,123
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	205,106	207,607
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	391,465	400,222
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	739,117	745,485
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	242,811	245,719
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	507,000	506,990
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	250,000	249,992
AIMCO CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.320% 3.122% 7/22/32 (a)(c)(d)	630,000	630,378
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.330% 3.166% 1/20/33 (a)(c)(d)	393,000	392,332
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 1 Month U.S. LIBOR + 1.010% 2.78% 4/30/31 (a)(c)(d)	2,400,000	2,378,640
Ares LIV CLO Ltd. Series 2019-54A, Class A 1 Month U.S. LIBOR + 1.320% 3.166% 10/15/32 (a)(c)(d)	674,000	674,202
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 Month U.S. LIBOR + 1.200% 3.031% 1/15/29 (a)(c)(d)	755,000	754,396
See accompanying notes which are an integral part of the financial statements.
51

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 Month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)(d)	$369,000	$369,000
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 Month U.S. LIBOR + 1.330% 3.233% 1/17/33 (a)(c)(d)	400,000	400,120
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	301,120	308,347
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 Month U.S. LIBOR + 0.99% 2.57% 4/15/29 (a)(c)(d)	1,087,000	1,087,000
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	362,371	372,698
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,461,528	1,503,369
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	218,661	227,574
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.340% 3.471% 10/20/32 (a)(c)(d)	506,000	506,051
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 2.93% 5/29/32 (a)(c)(d)	307,000	307,031
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	1,318,647	1,354,198
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	285,430	303,304
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 3.022% 5/15/32 (a)(c)(d)	503,000	502,799
Dryden CLO Ltd. Series 2019-76A, Class A1 3 Month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(c)(d)	250,000	250,075
Dryden CLO Ltd. Series 2020-78A, Class A 3 Month U.S. LIBOR + 1.180% 1.00% 4/17/33 (a)(b)(c)(d)	2,400,000	2,400,000

	Principal Amount	Value
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 3.111% 4/15/29 (a)(c)(d)	$664,000	$663,801
Flatiron CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.320% 3.215% 11/16/32 (a)(c)(d)	736,000	736,221
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	223,625	231,483
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	288,449	295,328
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 3.039% 1/20/29 (a)(c)(d)	255,000	254,872
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 Month U.S. LIBOR + 1.330% 3.174% 10/15/32 (a)(c)(d)	339,000	339,136
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 3.131% 7/15/32 (a)(c)(d)	628,000	628,126
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 3.099% 4/20/30 (a)(c)(d)	456,000	456,593
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 Month U.S. LIBOR + 1.300% 3.17% 10/25/32 (a)(c)(d)	1,200,000	1,200,360
Magnetite XXIV Ltd. 3 Month U.S. LIBOR + 1.330% 3.237% 1/15/33 (a)(c)(d)	515,000	515,566
Milos CLO Ltd. Series 2017-1A, Class AR 3 Month U.S. LIBOR + 1.070% 2.749% 10/20/30 (a)(c)(d)	1,063,000	1,063,000
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 3.136% 7/17/32 (a)(c)(d)	628,000	628,126
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,362,000	2,467,912
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	522,455	542,546

See accompanying notes which are an integral part of the financial statements.
52

Asset-Backed Securities – continued
	Principal Amount	Value
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	$1,020,000	$1,019,984
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	250,000	248,477
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 Month U.S. LIBOR + 1.290% 1.29% 4/18/33 (a)(b)(c)(d)	2,900,000	2,900,000
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 Month U.S. LIBOR + 1.000% 2.001% 1/20/29 (a)(b)(c)(d)	738,000	738,000
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	164,426	171,355
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	2,680,250	2,781,079
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	968,393	979,208
Verde CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 3.181% 4/15/32 (a)(c)(d)	536,000	536,000
Voya CLO Ltd. Series 2019-2A, Class A 3 Month U.S. LIBOR + 1.270% 3.089% 7/20/32 (a)(c)(d)	679,000	679,339
TOTAL ASSET-BACKED SECURITIES (Cost $37,739,188)		38,049,164
Collateralized Mortgage Obligations – 1.9%

PRIVATE SPONSOR – 1.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	524,991
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	117,662
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 3.459% 11/15/35 (a)(c)(d)	124,600	124,800

	Principal Amount	Value

BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 2.659% 4/15/34 (a)(c)(d)	$500,000	$499,698
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 2.959% 4/15/34 (a)(c)(d)	1,917,000	1,916,419
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 3.259% 4/15/34 (a)(c)(d)	210,000	210,000
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 3.559% 4/15/34 (a)(c)(d)	220,000	220,138
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 Month U.S. LIBOR + 1.080% 2.739% 10/15/36 (a)(c)(d)	1,303,166	1,305,259
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 Month U.S. LIBOR + 1.250% 2.909% 10/15/36 (a)(c)(d)	437,573	438,671
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 Month U.S. LIBOR + 1.450% 3.109% 10/15/36 (a)(c)(d)	619,100	621,462
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 Month U.S. LIBOR + 1.800% 3.459% 10/15/36 (a)(c)(d)	3,736,572	3,753,090
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 Month U.S. LIBOR + 0.800% 2.459% 12/15/29 (a)(c)(d)	920,000	920,425
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 Month U.S. LIBOR + 1.000% 2.659% 12/15/29 (a)(c)(d)	455,000	454,863
BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 Month U.S. LIBOR + 1.120% 2.779% 12/15/29 (a)(c)(d)	362,000	362,341
BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 Month U.S. LIBOR + 1.250% 2.909% 12/15/29 (a)(c)(d)	560,000	561,582
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 Month U.S. LIBOR + 1.600% 3.259% 12/15/29 (a)(c)(d)	426,000	428,011
See accompanying notes which are an integral part of the financial statements.
53

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 4.284% 9/15/37 (a)(c)(d)	$128,849	$128,899
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 Month U.S. LIBOR + 1.120% 2.779% 6/15/34 (a)(c)(d)	827,000	826,612
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 Month U.S. LIBOR + 1.500% 3.159% 6/15/34 (a)(c)(d)	163,000	162,744
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 Month U.S. LIBOR + 1.750% 3.409% 6/15/34 (a)(c)(d)	184,000	183,712
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 3.909% 12/15/30 (a)(c)(d)	809,000	808,757
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	308,504
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	107,498
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(c)	100,000	107,204
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(c)	118,000	124,636
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	54,272
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	82,635
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	113,252
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 2.909% 8/15/33 (a)(c)(d)	299,000	297,874
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 3.159% 8/15/33 (a)(c)(d)	721,000	718,757

	Principal Amount	Value

Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	$185,000	$218,300
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,133,465
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (a)	155,000	160,923
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (a)	149,000	152,700
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(c)	17,449	17,639
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	61,200	62,344
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	44,497
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50% 1/15/37 (a)(c)	2,266,000	2,341,733
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 3.759% 3/15/36 (a)(c)(d)	1,939,000	1,943,273
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	252,793
TOTAL PRIVATE SPONSOR		22,812,435
U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (h)	14,218	14,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,607,044)		22,826,675
Foreign Government and Government Agency Obligations – 0.5%

Argentine Republic Government International Bond:
5.875% 1/11/28	1,387,000	564,769
6.875% 4/22/21	650,000	323,172
Brazilian Government International Bond 5.625% 1/7/41	1,028,000	1,214,646

See accompanying notes which are an integral part of the financial statements.
54

Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
Dominican Republic International Bond:
5.95% 1/25/27 (a)	$1,550,000	$1,695,313
6.00% 7/19/28 (a)	1,200,000	1,322,250
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	428,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,134,998)		5,549,025
Municipal Securities – 0.4%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	125,834
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	837,818	886,370
5.10% 6/1/33	1,670,000	1,953,900
New Jersey Economic Development Authority 7.425% 2/15/29	1,062,000	1,386,675
State of California:
7.30% 10/1/39	450,000	728,446
7.50% 4/1/34	100,000	165,759
TOTAL MUNICIPAL SECURITIES (Cost $4,712,824)		5,246,984
Bank Loan Obligations – 0.1%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
California Resources Corp. 2017 1st Lien Term Loan 12/31/22 (c)(i)	440,000	374,827
California Resources Corp. 2nd Out Term Loan 12/31/21 (c)(i)	510,000	259,146
Chesapeake Energy Corp. 2019 Last Out Term Loan 3 Month U.S. LIBOR + 8.000% 9.928% 3/12/20	420,000	380,449
Gavilan Resources, LLC 2nd Lien Term Loan 1 Month U.S. LIBOR + 6.000% 7.603% 3/1/24 (c)(d)	475,000	158,332

	Principal Amount	Value

Sanchez Energy Corp DIP New Money Term Loan 3 Month U.S. LIBOR + 8.000% 9.692% 5/11/20 (c)(d)(e)(j)	$131,975	$131,975
TOTAL ENERGY		1,304,729
TOTAL BANK LOAN OBLIGATIONS (Cost $1,446,856)		1,304,729

Common Stocks – 0.0%
	Shares
ENERGY EQUIPMENT & SERVICES – 0.0%
Oil & Gas Equipment & Services – 0.0%
Weatherford International PLC (k) (Cost $9,871)	425	8,882
Money Market Fund – 4.5%

Fidelity Cash Central Fund, 1.60% (l) (Cost $55,204,281)	55,194,225	55,205,264
TOTAL INVESTMENT IN SECURITIES – 103.7% (Cost $1,214,667,308)		1,264,474,012
NET OTHER ASSETS (LIABILITIES) – (3.7%)		(44,893,739)
NET ASSETS – 100.0%		$1,219,580,273

TBA Sale Commitments
	Principal Amount
Uniform Mortgage Backed Securities
2.50% 3/18/35	$(2,000,000)	(2,052,828)
4.00% 3/12/50	(8,000,000)	(8,426,515)
TOTAL TBA SALE COMMITMENTS (Proceeds $10,425,000)		$(10,479,343)

See accompanying notes which are an integral part of the financial statements.
55

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,070,462 or 14.9% of net assets.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	The coupon rate will be determined upon settlement of the loan after period end.
(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,224 and $60,224, respectively.
(k)	Non-income producing.
(l)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$324,845
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
56

Investment Valuation
The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
U.S. Treasury Obligations	$493,591,257	$—	$493,591,257	$—
Corporate Bonds	392,724,481	—	392,693,481	31,000
U.S Government Agency - Mortgage Securities	249,967,551	—	249,967,551	—
Asset-Backed Securities	38,049,164	—	38,049,164	—
Collateralized Mortgage Obligations	22,826,675	—	22,826,675	—
Foreign Government and Government Agency Obligations	5,549,025	—	5,549,025	—
Municipal Securities	5,246,984	—	5,246,984	—
Bank Loan Obligations	1,304,729	—	1,172,754	131,975
Common Stocks	8,882	8,882	—	—
Money Market Funds	55,205,264	55,205,264	—	—
Total Investments in Securities:	$1,264,474,012	$55,214,146	$1,209,096,891	$162,975

Other Financial Instruments:
TBA Sale Commitments	$(10,479,343)	$—	$(10,479,343)	$—
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	93.5
Cayman Islands	2.6
United Kingdom	1.3
Mexico	1.3
Others (Individually Less Than 1%)	5.0
103.7%
See accompanying notes which are an integral part of the financial statements.
57

Financial Statements
Statements of Assets and Liabilities
February 29, 2020 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$153,728,257	$148,627,866	$205,060,056	$1,209,268,748
Fidelity Central Funds	4,442,601	2,335,007	8,566,451	55,205,264
Total Investments in Securities	$158,170,858	$150,962,873	$213,626,507	$1,264,474,012
Cash	—	285,398	4,810	114,436
Receivable for investments sold
Regular delivery	—	—	2,184,094	2,781,258
Delayed delivery	—	—	—	40,323,209
Receivable for fund shares sold	—	—	3,822,097	—
Distributions receivable from Fidelity Central Funds	4,700	1,768	11,603	84,705
Interest receivable	1,386,891	1,024,775	678,701	7,919,576
Total assets	159,562,449	152,274,814	220,327,812	1,315,697,196
Liabilities
Payable for investments purchased
Regular delivery	404,902	2,118,195	5,925,723	23,733,558
Delayed delivery	—	—	—	59,066,854
TBA sale commitments, at value (proceeds $-, $-, $- and $10,425,000, respectively)	—	—	—	10,479,343
Distributions payable	371,200	252,300	362,675	2,489,616
Accrued management fees	45,288	40,453	24,496	347,552
Total liabilities	821,390	2,410,948	6,312,894	96,116,923
Net Assets	$158,741,059	$149,863,866	$214,014,918	$1,219,580,273
Net Assets consist of:
Paid in capital	149,695,888	146,576,862	212,142,507	1,169,440,216
Total accumulated earnings (loss)	9,045,171	3,287,004	1,872,411	50,140,057
Net Assets	$158,741,059	$149,863,866	$214,014,918	$1,219,580,273
Shares outstanding	2,900,000	2,900,000	4,200,000	23,052,000
Net Asset Value, offering price and redemption price per share	$54.74	$51.68	$50.96	$52.91
Investments at cost – Unaffiliated issuers	$143,516,165	$145,543,884	$203,351,107	$1,159,463,027
Investments at cost – Fidelity Central Funds	4,442,518	2,334,999	8,566,451	55,204,281
Investments at cost	$147,958,683	$147,878,883	$211,917,558	$1,214,667,308
See accompanying notes which are an integral part of the financial statements.
58

Statements of Operations
For the six months ended February 29, 2020 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Investment Income
Interest	$ 2,351,323	$ 2,026,307	$ 1,941,424	$ 13,674,235
Income from Fidelity Central Funds	31,694	10,567	42,421	324,845
Total income	2,383,017	2,036,874	1,983,845	13,999,080
Expenses
Management fees	255,892	269,131	120,654	1,654,489
Independent trustees' compensation	221	237	228	1,363
Commitment fees	155	173	—	950
Total expenses before reductions	256,268	269,541	120,882	1,656,802
Expense reductions	(1,121)	(201)	(1,536)	(2,569)
Total expenses	255,147	269,340	119,346	1,654,233
Net investment income (loss)	2,127,870	1,767,534	1,864,499	12,344,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	267,342	544,611	154,928	3,262,465
Net realized gain (loss) on In-kind redemptions	—	1,242,408	—	—
Total net realized gain (loss)	267,342	1,787,019	154,928	3,262,465
Change in net unrealized appreciation (depreciation) on investment securities	3,907,137	(15,683)	915,028	18,702,944
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	—	—	(452)
Change in net unrealized appreciation (depreciation) on Delayed delivery commitments	—	—	—	(54,343)
Total change in net unrealized appreciation (depreciation)	3,907,137	(15,683)	915,028	18,648,149
Net gain (loss)	4,174,479	1,771,336	1,069,956	21,910,614
Net increase (decrease) in net assets resulting from operations	$6,302,349	$3,538,870	$2,934,455	$34,255,461
See accompanying notes which are an integral part of the financial statements.
59

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,127,870	$2,467,204	$1,767,534	$3,697,923
Net realized gain (loss)	267,342	(336,776)	1,787,019	(477,048)
Change in net unrealized appreciation (depreciation)	3,907,137	7,944,816	(15,683)	4,136,169
Net increase (decrease) in net assets resulting from operations	6,302,349	10,075,244	3,538,870	7,357,044
Distributions to shareholders	(2,132,400)	(2,465,250)	(1,779,600)	(3,704,000)
Share transactions
Proceeds from sales of shares	29,401,106	66,635,628	107,115,079	12,438,416
Cost of shares redeemed	(2,652,037)	(4,785,823)	(86,673,915)	(78,706,441)
Net increase (decrease) in net assets resulting from share transactions	26,749,069	61,849,805	20,441,164	(66,268,025)
Total increase (decrease) in net assets	30,919,018	69,459,799	22,200,434	(62,614,981)
Net Assets
Beginning of period	127,822,041	58,362,242	127,663,432	190,278,413
End of period	$158,741,059	$127,822,041	$149,863,866	$127,663,432
Other Information
Shares
Sold	550,000	1,300,000	2,100,000	250,000
Redeemed	(50,000)	(100,000)	(1,700,000)	(1,600,000)
Net increase (decrease)	500,000	1,200,000	400,000	(1,350,000)

See accompanying notes which are an integral part of the financial statements.
60

Statements of Changes in Net Assets
	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,864,499	$1,459,670	$12,344,847	$16,461,974
Net realized gain (loss)	154,928	161,934	3,262,465	397,470
Change in net unrealized appreciation (depreciation)	915,028	783,682	18,648,149	39,024,720
Net increase (decrease) in net assets resulting from operations	2,934,455	2,405,286	34,255,461	55,884,164
Distributions to shareholders	(2,033,775)	(1,445,750)	(12,805,148)	(16,753,048)
Share transactions
Proceeds from sales of shares	104,090,488	98,044,019	439,509,753	297,386,885
Cost of shares redeemed	—	—	(2,574,370)	(2,416,174)
Net increase (decrease) in net assets resulting from share transactions	104,090,488	98,044,019	436,935,383	294,970,711
Total increase (decrease) in net assets	104,991,168	99,003,555	458,385,696	334,101,827
Net Assets
Beginning of period	109,023,750	10,020,195	761,194,577	427,092,750
End of period	$214,014,918	$109,023,750	$1,219,580,273	$761,194,577
Other Information
Shares
Sold	2,050,000	1,950,000	8,450,000	5,950,000
Redeemed	—	—	(50,000)	(50,000)
Net increase (decrease)	2,050,000	1,950,000	8,400,000	5,900,000
See accompanying notes which are an integral part of the financial statements.
61

Financial Statements  – continued
Financial Highlights
	Fidelity Corporate Bond ETF
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$53.26	$48.64	$50.97	$51.20	$48.59	$50.06
Income from Investment Operations
Net investment income (loss)B	0.793	1.732	1.599	1.444	1.587	1.342
Net realized and unrealized gain (loss)	1.470	4.610	(2.311)	(0.243)	2.805	(1.448)
Total from investment operations	2.263	6.342	(0.712)	1.201	4.392	(0.106)
Distributions from net investment income	(0.783)	(1.722)	(1.618)	(1.431)	(1.594)	(1.364)
Distributions from net realized gain	—	—	—	—	(0.188)	—
Total distributions	(0.783)	(1.722)	(1.618)	(1.431)	(1.782)	(1.364)
Net asset value, end of period	$54.74	$53.26	$48.64	$50.97	$51.20	$48.59
Total ReturnC,D	4.30%	13.39%	(1.41)%	2.43%	9.30%	(0.26)%
Ratios to Average Net AssetsE,F
Expense before reductions	.36%G	.36%	.42%	.45%	.45%	.45%G
Expenses net of fee waivers, if any	.36%G	.36%	.42%	.45%	.45%	.45%G
Expenses net of all reductions	.36%G	.36%	.42%	.45%	.45%	.45%G
Net investment income (loss)	3.00%G	3.45%	3.22%	2.87%	3.24%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$158,741	$127,822	$58,362	$63,711	$40,959	$29,152
Portfolio turnover rateH	13%I	40%	81%J	29%	37%	28%I,J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying funds.
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
62

Financial Highlights
	Fidelity Limited Term Bond ETF
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$51.07	$49.42	$50.60	$50.85	$49.90	$50.06
Income from Investment Operations
Net investment income (loss)B	0.603	1.344	1.072	0.767	0.681	0.623
Net realized and unrealized gain (loss)	0.622	1.687	(1.201)	(0.131)	0.990	(0.012)
Total from investment operations	1.225	3.031	(0.129)	0.636	1.671	0.611
Distributions from net investment income	(0.615)	(1.381)	(1.051)	(0.836)	(0.721)	(0.771)
Distributions from net realized gain	—	—	—	(0.050)	—	—
Total distributions	(0.615)	(1.381)	(1.051)	(0.886)	(0.721)	(0.771)
Net asset value, end of period	$51.68	$51.07	$49.42	$50.60	$50.85	$49.90
Total ReturnC,D	2.42%	6.22%	(0.23)%	1.27%	3.37%	1.22%
Ratios to Average Net AssetsE,F
Expense before reductions	.36%G	.36%	.41%	.45%	.45%	.45%G
Expenses net of fee waivers, if any	.36%G	.36%	.41%	.45%	.45%	.45%G
Expenses net of all reductions	.36%G	.36%	.41%	.45%	.45%	.45%G
Net investment income (loss)	2.37%G	2.69%	2.15%	1.54%	1.35%	1.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$149,864	$127,663	$190,278	$103,725	$134,759	$47,408
Portfolio turnover rateH,I	45%J	32%	113%	206%	265%	312%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying funds.
I	Portfolio turnover rate excludes securities received or delivered in-kind.
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
63

Financial Statements  – continued
Financial Highlights
	Fidelity Low Duration Bond Factor ETF
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$50.71	$50.10	$50.00
Income from Investment Operations
Net investment income (loss)B	0.585	1.479	0.279
Net realized and unrealized gain (loss)	0.276	0.469	0.096
Total from investment operations	0.861	1.948	0.375
Distributions from net investment income	(0.611)	(1.338)	(0.275)
Total distributions	(0.611)	(1.338)	(0.275)
Net asset value, end of period	$50.96	$50.71	$50.10
Total ReturnC,D	1.70%	3.95%	0.75%
Ratios to Average Net AssetsE,F
Expense before reductions	.15%G	.15%	.15%G
Expenses net of fee waivers, if any	.15%G	.15%	.15%G
Expenses net of all reductions	.15%G	.15%	.15%G
Net investment income (loss)	2.32%G	2.90%	2.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$214,015	$109,024	$10,020
Portfolio turnover rateH	7%I	14%	2%I

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying funds.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
64

Financial Highlights
	Fidelity Total Bond ETF
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$51.95	$48.80	$50.51	$50.82	$49.08	$50.00
Income from Investment Operations
Net investment income (loss)B	0.694	1.502	1.334	1.225	1.463	1.403
Net realized and unrealized gain (loss)	0.965	3.147	(1.690)	(0.242)	1.813	(0.975)
Total from investment operations	1.659	4.649	(0.356)	0.983	3.276	0.428
Distributions from net investment income	(0.699)	(1.499)	(1.354)	(1.279)	(1.536)	(1.348)
Return of capital	—	—	—	(0.014)	—	—
Total distributions	(0.699)	(1.499)	(1.354)	(1.293)	(1.536)	(1.348)
Net asset value, end of period	$52.91	$51.95	$48.80	$50.51	$50.82	$49.08
Total ReturnC,D	3.22%	9.73%	(0.69)%	1.99%	6.84%	0.83%
Ratios to Average Net AssetsE,F
Expense before reductions	.36%G	.36%	.41%	.45%	.45%	.45%G
Expenses net of fee waivers, if any	.36%G	.36%	.41%	.45%	.45%	.45%G
Expenses net of all reductions	.36%G	.36%	.41%	.45%	.45%	.45%G
Net investment income (loss)	2.69%G	3.01%	2.70%	2.45%	2.98%	3.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,219,580	$761,195	$427,093	$280,414	$172,898	$105,614
Portfolio turnover rateH	91%I,J	150%J	91%J	128%	158%J	276%I

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying funds.
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
65

Notes to Financial Statements
For the period ended February 29, 2020 (Unaudited)
1. Organization.
Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to 0.01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
66

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2020, is included at the end of each Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$148,186,875	$10,338,537	$(354,554)	$9,983,983
Fidelity Limited Term Bond ETF	147,881,226	3,092,143	(10,496)	3,081,647
Fidelity Low Duration Bond Factor ETF	211,918,651	1,766,713	(58,857)	1,707,856
Fidelity Total Bond ETF	1,214,949,364	54,565,400	(5,040,752)	49,524,648
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$(614,064)	$(786,699)	$(1,400,763)
Fidelity Limited Term Bond ETF	(1,008,836)	(407,462)	(1,416,298)
Fidelity Low Duration Bond Factor ETF	—	—	—
Fidelity Total Bond ETF	—	(1,138,378)	(1,138,378)
67

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.
Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
Loans and Other Direct Debt Instruments. The Funds invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Funds to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Funds also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of each Fund’s Schedule of Investments.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity Corporate Bond ETF	$35,569,446	$9,108,507
Fidelity Limited Term Bond ETF	36,376,252	9,284,657
Fidelity Low Duration Bond Factor ETF	95,987,812	7,478,000
Fidelity Total Bond ETF	204,603,707	36,602,344
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	57,440,836	56,938,091
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	29,786,464	—
68

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of each Fund's average net assets for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".
Fidelity Low Duration Bond Factor ETF's management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statements of Operations, and are as follows:
Amount
Fidelity Corporate Bond ETF	$155
Fidelity Limited Term Bond ETF	173
Fidelity Total Bond ETF	950
During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Corporate Bond ETF	$1,121
Fidelity Limited Term Bond ETF	201
Fidelity Low Duration Bond Factor ETF	1,536
Fidelity Total Bond ETF	2,569
8. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a Fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
9. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
69

Notes to Financial Statements  – continued
10. Credit Risk.
The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
70

Shareholder Expense Example (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2019 to February 29, 2020).
Actual Expenses
For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.
Hypothetical Example for Comparison Purposes
For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During PeriodB September 1, 2019 to February 29, 2020
Fidelity Corporate Bond ETF	0.36%
Actual		$1,000.00	$1,043.00	$1.83
HypotheticalC		$1,000.00	$1,023.07	$1.81
Fidelity Limited Term Bond ETF	0.36%
Actual		$1,000.00	$1,024.20	$1.81
HypotheticalC		$1,000.00	$1,023.07	$1.81
Fidelity Low Duration Bond Factor ETF	0.15%
Actual		$1,000.00	$1,017.00	$0.75
HypotheticalC		$1,000.00	$1,024.12	$0.75
Fidelity Total Bond ETF	0.36%
Actual		$1,000.00	$1,032.20	$1.82
HypotheticalC		$1,000.00	$1,023.07	$1.81

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
C	5% return per year before expenses.
71

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond ETF
Fidelity Limited Term Bond ETF
Fidelity Total Bond ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2019 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so
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as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Total Bond ETF in March 2019.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund’s benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Fidelity Corporate Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.
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Fidelity Limited Term Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.
Fidelity Total Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FIMM under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.
The Board noted that each fund’s total expense ratio ranked below the competitive median for 2018.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board’s responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee’s findings in connection with future consideration of contract renewals.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
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Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds’ portfolio transactions; (vi) the terms of Fidelity’s voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity’s money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds’ share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds’ fair valuation policies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed and each fund’s Amended and Restated Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Low Duration Bond Factor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2019 meeting, the Board unanimously determined to renew the fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that the fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers’ strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
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Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund’s operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund’s actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee rate ranked, is also included in the chart and was considered by the Board.
Fidelity Low Duration Bond Factor ETF
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.
The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Total Expense Ratio. In its review of the fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FIMM under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.
The Board noted that the fund’s total expense ratio ranked below the competitive median for the period.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the fund’s business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board’s responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee’s findings in connection with future consideration of contract renewals.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability
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results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds’ portfolio transactions; (vi) the terms of Fidelity’s voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity’s money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds’ share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds’ fair valuation policies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be renewed and the fund’s Amended and Restated Contracts should be approved.
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Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
Highly liquid investments – cash or convertible to cash within three business days or less
Moderately liquid investments – convertible to cash in three to seven calendar days
Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
Illiquid investments – cannot not be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
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FIXETF-SANN-0420
1.9864853.105

Item 2.	Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Not applicable.
(b)	Not applicable
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as

Exhibit 99.CERT.
(a)	(3) Not applicable.
(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company
Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as
Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer
Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer
Date:	April 23, 2020
By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer
Date:	April 23, 2020